Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

March 31, 2021

VIIP-QTLY-0521
1.9887327.102

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.6%
	Shares	Value
Australia - 3.8%
Afterpay Ltd. (a)	2,721	$209,774
AGL Energy Ltd.	7,236	53,037
ALS Ltd.	5,735	42,166
Altium Ltd.	1,368	27,504
Alumina Ltd.	27,863	36,824
AMP Ltd.	40,256	38,679
Ampol Ltd.	2,764	51,540
Ansell Ltd.	1,508	44,946
APA Group unit	13,744	104,601
ARB Corp. Ltd.	829	21,692
Aristocrat Leisure Ltd.	7,420	193,592
ASX Ltd.	2,245	121,154
Atlas Arteria Ltd. unit	11,115	50,232
Aurizon Holdings Ltd.	21,704	64,293
AusNet Services	21,236	29,598
Australia & New Zealand Banking Group Ltd.	33,108	708,648
Bank of Queensland Ltd.	7,807	51,293
Beach Energy Ltd.	19,724	25,693
Bendigo & Adelaide Bank Ltd.	6,150	46,993
BHP Billiton Ltd.	34,293	1,189,604
BlueScope Steel Ltd.	5,896	86,655
Boral Ltd.	12,001	50,043
Brambles Ltd.	17,141	137,746
Breville Group Ltd.	1,046	21,451
Carsales.com Ltd.	2,874	38,878
Challenger Ltd.	6,901	33,547
Charter Hall Group unit	5,423	53,053
Cleanaway Waste Management Ltd.	24,053	40,193
Coca-Cola Amatil Ltd.	5,744	58,593
Cochlear Ltd.	768	123,066
Coles Group Ltd.	15,542	188,997
Commonwealth Bank of Australia	20,646	1,350,192
Computershare Ltd.	5,807	66,337
Computershare Ltd.	660	6,827
Crown Ltd.	4,265	38,096
CSL Ltd.	5,299	1,065,178
CSR Ltd.	5,345	23,466
DEXUS Property Group unit	12,710	94,125
Dominos Pizza Enterprises Ltd.	735	53,733
Downer EDI Ltd.	7,862	30,634
Evolution Mining Ltd.	19,656	60,913
Fortescue Metals Group Ltd.	19,356	293,890
Goodman Group unit	19,558	269,178
Harvey Norman Holdings Ltd.	8,075	35,144
IDP Education Ltd.	1,877	34,045
IGO Ltd.	7,936	37,855
Iluka Resources Ltd.	5,121	28,044
Incitec Pivot Ltd. (a)	22,593	49,937
Insurance Australia Group Ltd.	28,763	102,244
JB Hi-Fi Ltd.	1,388	54,589
Lendlease Group unit	8,048	78,978
Lynas Rare Earths Ltd. (a)	10,478	49,104
Macquarie Group Ltd.	3,957	459,337
Magellan Financial Group Ltd.	1,658	56,884
Medibank Private Ltd.	31,476	66,941
Metcash Ltd.	12,224	34,168
Mineral Resources Ltd.	1,913	55,244
Mirvac Group unit	46,131	87,597
National Australia Bank Ltd.	38,367	757,683
Newcrest Mining Ltd.	9,515	176,486
NEXTDC Ltd. (a)	5,345	42,303
Nine Entertainment Co. Holdings Ltd.	17,257	36,308
Northern Star Resources Ltd.	13,557	97,618
Orica Ltd.	4,741	50,234
Origin Energy Ltd.	20,803	74,106
OZ Minerals Ltd.	3,826	66,374
Qantas Airways Ltd.	21,886	84,614
QBE Insurance Group Ltd.	17,146	125,569
Qube Holdings Ltd.	21,879	49,688
Ramsay Health Care Ltd.	2,168	110,329
REA Group Ltd.	572	61,581
Reliance Worldwide Corp. Ltd.	9,436	32,180
Rio Tinto Ltd.	4,329	364,156
Santos Ltd.	21,822	117,682
Scentre Group unit	60,491	129,568
SEEK Ltd.	4,127	89,369
Seven Group Holdings Ltd.	1,469	25,161
Sonic Healthcare Ltd.	5,586	148,881
South32 Ltd.	55,746	118,981
Spark Infrastructure Group unit	19,399	31,974
Steadfast Group Ltd.	9,824	28,430
Stockland Corp. Ltd. unit	27,932	93,349
Suncorp Group Ltd.	14,941	112,350
Sydney Airport unit (a)	31,423	147,739
Tabcorp Holdings Ltd.	25,887	92,020
Telstra Corp. Ltd.	138,459	357,566
The GPT Group unit	22,894	79,990
The Star Entertainment Group Ltd.	9,873	28,421
Transurban Group unit	31,896	322,698
Treasury Wine Estates Ltd.	8,538	67,120
Vicinity Centres unit	44,620	56,090
Washington H. Soul Pattinson & Co. Ltd.	1,400	33,581
Wesfarmers Ltd.	13,189	527,633
Westpac Banking Corp.	42,694	791,929
WiseTech Global Ltd.	1,836	40,511
Woodside Petroleum Ltd.	11,225	204,623
Woolworths Group Ltd.	14,729	457,230
WorleyParsons Ltd.	3,682	29,337
Zip Co. Ltd. (a)	4,830	27,074

TOTAL AUSTRALIA		14,815,301

Austria - 0.2%
Andritz AG	840	37,768
BAWAG Group AG (b)	814	42,040
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	831	35,180
Erste Group Bank AG	3,466	117,548
IMMOFINANZ Immobilien Anlagen AG (a)	1,161	23,704
Lenzing AG	147	18,859
Mayr-Melnhof Karton AG	94	19,335
Oesterreichische Post AG	371	16,228
OMV AG	1,642	83,300
Raiffeisen International Bank-Holding AG	1,610	35,363
Verbund AG	791	57,512
Voestalpine AG	1,286	53,281
Wienerberger AG	1,336	48,882

TOTAL AUSTRIA		589,000

Bailiwick of Jersey - 0.4%
Clarivate Analytics PLC (a)	3,084	81,387
Experian PLC	10,717	369,211
Ferguson PLC	2,701	322,762
Glencore Xstrata PLC	127,372	500,115
Polymetal International PLC	3,195	62,524
WPP PLC	14,317	182,448

TOTAL BAILIWICK OF JERSEY		1,518,447

Belgium - 0.5%
Ackermans & Van Haaren SA	259	41,186
Aedifica SA	384	44,041
Ageas	2,146	129,757
Anheuser-Busch InBev SA NV	9,851	619,262
Cofinimmo SA	331	48,210
Colruyt NV	726	43,301
D'ieteren SA	262	25,655
Elia System Operator SA/NV	396	43,606
Galapagos Genomics NV (a)	557	42,981
Groupe Bruxelles Lambert SA	1,364	141,177
KBC Groep NV	3,930	285,740
Melexis NV	205	21,696
Proximus	1,830	39,831
Sofina SA	182	61,575
Solvay SA Class A	849	105,735
Telenet Group Holding NV	524	21,249
UCB SA	1,491	141,838
Umicore SA	2,327	123,458
Warehouses de Pauw	1,601	52,908

TOTAL BELGIUM		2,033,206

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	48,000	135,836
Brilliance China Automotive Holdings Ltd.	34,000	31,927
China Gas Holdings Ltd.	23,600	96,688
China Resource Gas Group Ltd.	10,000	55,441
China Youzan Ltd. (a)	168,000	54,890
Credicorp Ltd. (United States)	730	99,696
Hiscox Ltd. (a)	4,095	48,573
Hongkong Land Holdings Ltd.	13,815	67,832
Jardine Matheson Holdings Ltd.	3,003	196,366
Jardine Strategic Holdings Ltd.	2,081	68,715
Kunlun Energy Co. Ltd.	46,000	48,343
Man Wah Holdings Ltd.	17,200	35,665
Nine Dragons Paper (Holdings) Ltd.	19,000	27,813

TOTAL BERMUDA		967,785

Brazil - 0.9%
Ambev SA	51,800	140,713
Atacadao SA	4,600	18,976
B2W Companhia Global do Varejo (a)	2,471	26,669
B3 SA - Brasil Bolsa Balcao	24,100	233,865
Banco Bradesco SA	17,392	72,644
Banco do Brasil SA	17,000	91,967
Banco Inter SA unit	1,801	50,143
BB Seguridade Participacoes SA	8,700	37,482
BR Malls Participacoes SA (a)	9,700	17,440
BRF SA (a)	8,300	37,189
BTG Pactual Participations Ltd. unit	2,800	48,278
CCR SA	12,900	29,611
Centrais Eletricas Brasileiras SA (Electrobras)	3,986	24,269
Cogna Educacao (a)	19,100	13,506
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,000	11,790
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	3,900	28,547
Companhia Siderurgica Nacional SA (CSN)	7,500	50,501
Compania de Locacao das Americas	3,400	14,968
Cosan SA	3,000	48,726
Cyrela Brazil Realty SA	3,200	14,014
Energisa SA unit	2,700	21,692
Eneva SA (a)	10,800	32,043
ENGIE Brasil Energia SA	2,750	20,437
Equatorial Energia SA	8,500	37,451
Hapvida Participacoes e Investimentos SA (b)	12,100	31,988
Hypermarcas SA	4,700	26,745
JBS SA	11,200	60,252
Klabin SA unit (a)	8,300	40,743
Localiza Rent A Car SA	6,830	72,478
Locaweb Servicos de Internet SA (b)	4,600	18,674
Lojas Renner SA	9,170	69,386
Magazine Luiza SA	31,220	112,264
Natura & Co. Holding SA (a)	9,993	85,467
Notre Dame Intermedica Participacoes SA	6,024	88,616
Oi SA (a)	61,800	20,971
Petro Rio SA (a)	1,500	24,592
Petrobras Distribuidora SA	8,100	31,775
Petroleo Brasileiro SA - Petrobras (ON)	43,700	185,867
Qualicorp Consultoria E Corret	2,900	15,637
Raia Drogasil SA	13,800	61,441
Rede D'Oregon Sao Luiz SA (b)	7,800	89,950
Rumo SA (a)	14,100	50,727
Sendas Distribuidora SA	1,900	24,925
Sul America SA unit	3,328	20,203
Suzano Papel e Celulose SA (a)	8,279	100,828
Telefonica Brasil SA	5,100	40,076
Terna Participacoes SA unit	4,000	27,659
TIM SA	9,300	20,934
Totvs SA	5,400	27,755
Ultrapar Participacoes SA	8,800	33,160
Vale SA	40,000	696,224
Via Varejo SA (a)	16,051	34,420
Weg SA	8,650	114,582
YDUQS Participacoes SA	2,900	13,762

TOTAL BRAZIL		3,365,022

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,242	28,442
Nomad Foods Ltd. (a)	1,788	49,098

TOTAL BRITISH VIRGIN ISLANDS		77,540

Canada - 5.7%
Agnico Eagle Mines Ltd. (Canada)	2,842	164,296
Air Canada (a)	3,900	81,153
Alamos Gold, Inc.	4,710	36,804
Algonquin Power & Utilities Corp. (d)	7,077	112,121
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	9,861	317,950
AltaGas Ltd.	3,299	54,970
Aphria, Inc. (a)	3,693	67,853
B2Gold Corp.	12,219	52,602
Ballard Power Systems, Inc. (a)	2,881	70,266
Bank of Montreal	7,543	672,370
Bank of Nova Scotia	14,136	884,358
Barrick Gold Corp. (Canada)	20,730	411,235
Bausch Health Cos., Inc. (Canada) (a)	3,619	114,816
BCE, Inc.	10,562	476,790
BlackBerry Ltd. (a)	5,939	49,811
Boralex, Inc. Class A	947	29,781
Boyd Group Services, Inc.	253	42,869
Brookfield Asset Management, Inc. (Canada) Class A	16,337	726,696
Brookfield Renewable Corp.	1,391	65,161
BRP, Inc.	500	43,356
CAE, Inc.	3,333	94,975
Cameco Corp.	4,671	77,460
Canadian Apartment Properties (REIT) unit	2,025	86,788
Canadian Imperial Bank of Commerce (d)	5,228	511,901
Canadian National Railway Co.	8,294	962,518
Canadian Natural Resources Ltd.	13,822	427,297
Canadian Pacific Railway Ltd.	1,554	593,555
Canadian Tire Ltd. Class A (non-vtg.)	661	93,798
Canadian Utilities Ltd. Class A (non-vtg.)	1,471	39,494
Capital Power Corp.	1,342	38,871
Cargojet, Inc.	181	23,367
CCL Industries, Inc. Class B	1,740	96,256
Cenovus Energy, Inc. (Canada)	14,625	109,859
CGI, Inc. Class A (sub. vtg.) (a)	2,612	217,573
Colliers International Group, Inc.	364	35,766
Constellation Software, Inc.	232	323,999
Descartes Systems Group, Inc. (Canada) (a)	973	59,362
Dollarama, Inc.	3,376	149,149
Element Fleet Management Corp. (d)	5,183	56,709
Emera, Inc.	2,971	132,226
Empire Co. Ltd. Class A (non-vtg.)	1,990	62,042
Enbridge, Inc.	23,632	860,884
Fairfax Financial Holdings Ltd. (sub. vtg.)	317	138,371
Finning International, Inc.	1,897	48,244
First Majestic Silver Corp. (a)	2,318	36,152
First Quantum Minerals Ltd.	6,443	122,790
FirstService Corp.	426	63,234
Fortis, Inc.	5,487	238,089
Franco-Nevada Corp.	2,227	279,088
George Weston Ltd.	838	74,204
Gildan Activewear, Inc.	2,276	69,655
Great-West Lifeco, Inc.	3,209	85,389
Hydro One Ltd. (b)	3,634	84,640
iA Financial Corp, Inc.	1,245	67,694
Imperial Oil Ltd.	2,565	62,130
Intact Financial Corp.	1,669	204,525
Inter Pipeline Ltd.	4,918	70,324
Ivanhoe Mines Ltd. (a)	6,629	34,129
Keyera Corp.	2,601	54,061
Kinaxis, Inc. (a)	319	37,228
Kinross Gold Corp.	14,808	98,626
Kirkland Lake Gold Ltd.	3,148	106,311
Lightspeed POS, Inc. (Canada) (a)	1,028	64,648
Loblaw Companies Ltd.	1,901	106,191
Lundin Mining Corp.	7,499	77,156
Magna International, Inc. Class A (sub. vtg.)	3,186	280,597
Manulife Financial Corp.	22,639	486,936
Metro, Inc. Class A (sub. vtg.)	2,934	133,848
National Bank of Canada	3,926	266,701
Northland Power, Inc.	2,070	75,029
Nutrien Ltd.	6,639	357,651
Onex Corp. (sub. vtg.)	902	56,100
Open Text Corp.	3,186	151,910
Pan American Silver Corp.	2,480	74,474
Parkland Corp.	1,742	52,342
Pembina Pipeline Corp.	6,437	185,934
Power Corp. of Canada (sub. vtg.)	6,709	176,333
Premium Brands Holdings Corp.	430	40,971
Primo Water Corp.	1,840	29,918
Quebecor, Inc. Class B (sub. vtg.)	2,011	53,992
Restaurant Brands International, Inc.	3,561	231,591
Ritchie Bros. Auctioneers, Inc.	1,304	76,349
Rogers Communications, Inc. Class B (non-vtg.)	4,092	188,694
Royal Bank of Canada	16,594	1,529,997
Saputo, Inc.	2,810	84,499
Shaw Communications, Inc. Class B	5,311	138,111
Shopify, Inc. Class A (a)	1,308	1,444,067
SNC-Lavalin Group, Inc.	2,065	44,202
SSR Mining, Inc.	2,627	37,564
Stantec, Inc.	1,304	55,825
Sun Life Financial, Inc.	6,843	345,826
Suncor Energy, Inc.	17,790	371,881
TC Energy Corp. (d)	11,420	523,519
Teck Resources Ltd. Class B (sub. vtg.)	5,454	104,462
TELUS Corp.	15,764	313,975
TFI International, Inc. (Canada)	1,047	78,481
The Toronto-Dominion Bank	21,190	1,381,979
Thomson Reuters Corp.	1,966	172,226
TMX Group Ltd.	600	62,349
Toromont Industries Ltd.	985	75,394
Tourmaline Oil Corp.	3,196	60,833
Waste Connection, Inc. (Canada)	3,070	331,673
West Fraser Timber Co. Ltd.	925	66,547
Wheaton Precious Metals Corp.	5,245	200,334
WSP Global, Inc.	844	80,297
Yamana Gold, Inc.	11,237	48,822

TOTAL CANADA		22,224,219

Cayman Islands - 6.2%
21Vianet Group, Inc. ADR (a)	1,103	35,627
AAC Technology Holdings, Inc.	8,000	40,726
Airtac International Group	2,000	71,523
Akeso, Inc. (b)	7,000	44,211
Alchip Technologies Ltd.	1,000	31,971
Alibaba Group Holding Ltd. sponsored ADR (a)	21,410	4,854,289
Anta Sports Products Ltd.	10,000	163,106
ASM Pacific Technology Ltd.	3,600	45,868
Autohome, Inc. ADR Class A	653	60,905
Baidu.com, Inc. sponsored ADR (a)	3,173	690,286
BeiGene Ltd. ADR (a)	458	159,421
Bilibili, Inc. ADR (a)(d)	1,807	193,457
BizLink Holding, Inc.	1,000	9,424
Chailease Holding Co. Ltd.	15,465	107,311
China Conch Venture Holdings Ltd.	19,000	89,329
China Feihe Ltd. (b)	33,000	93,387
China Literature Ltd. (a)(b)	4,000	39,593
China Mengniu Dairy Co. Ltd.	32,000	183,172
China Resources Land Ltd.	34,000	164,662
CIFI Holdings Group Co. Ltd.	43,466	42,157
CK Asset Holdings Ltd.	28,500	173,036
CK Hutchison Holdings Ltd.	31,500	251,016
Country Garden Holdings Co. Ltd.	84,494	108,469
Country Garden Services Holdings Co. Ltd.	17,000	172,316
Daqo New Energy Corp. ADR (a)	568	42,884
ENN Energy Holdings Ltd.	8,800	141,156
ESR Cayman Ltd. (a)(b)	11,400	37,320
Futu Holdings Ltd. ADR (a)(d)	448	71,151
GCL-Poly Energy Holdings Ltd. (a)	216,000	55,013
GDS Holdings Ltd. ADR (a)	1,327	107,606
Geely Automobile Holdings Ltd.	66,000	167,927
General Interface Solution Holding Ltd.	3,000	13,277
GSX Techedu, Inc. ADR (a)(d)	1,314	44,518
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	12,000	57,499
Hengan International Group Co. Ltd.	8,000	52,585
Himax Technologies, Inc. sponsored ADR (a)	1,448	19,765
Huazhu Group Ltd. ADR (a)	1,678	92,122
Innovent Biologics, Inc. (a)(b)	10,000	101,427
iQIYI, Inc. ADR (a)(d)	3,764	62,558
JD.com, Inc. sponsored ADR (a)	10,436	880,068
JOYY, Inc. ADR	661	61,956
KE Holdings, Inc. ADR (a)	1,851	105,470
Kingboard Chemical Holdings Ltd.	7,500	40,519
Kingdee International Software Group Co. Ltd.	28,000	86,801
Kingsoft Corp. Ltd.	11,000	73,012
Li Ning Co. Ltd.	24,000	155,902
Longfor Properties Co. Ltd. (b)	19,000	125,867
Meituan Class B (a)(b)	48,600	1,864,206
Melco Crown Entertainment Ltd. sponsored ADR	2,421	48,202
Microport Scientific Corp.	8,000	45,021
Minth Group Ltd.	8,000	33,341
Momo, Inc. ADR	1,921	28,316
NetEase, Inc. ADR	4,662	481,398
New Oriental Education & Technology Group, Inc. sponsored ADR	17,421	243,894
NIO, Inc. sponsored ADR (a)	15,039	586,220
PagSeguro Digital Ltd. (a)	2,090	96,767
Parade Technologies Ltd.	1,000	43,292
Pinduoduo, Inc. ADR (a)	4,067	544,490
Ping An Healthcare and Technology Co. Ltd. (a)(b)	6,700	84,029
Pop Mart International Group Ltd. (b)	3,000	22,903
RLX Technology, Inc. ADR	1,295	13,416
Sands China Ltd. (a)	28,000	139,926
Sapiens International Corp. NV	370	11,621
Sea Ltd. ADR (a)	4,178	932,655
Shenzhou International Group Holdings Ltd.	8,700	180,287
Shimao Property Holdings Ltd.	14,500	45,603
Silicon Motion Technology Corp. sponsored ADR	416	24,706
Sino Biopharmaceutical Ltd.	121,250	121,342
SITC International Holdings Co. Ltd.	15,000	50,842
Smoore International Holdings Ltd. (b)	19,000	115,602
StoneCo Ltd. Class A (a)	2,298	140,684
Sunac China Holdings Ltd.	29,000	124,407
Sunny Optical Technology Group Co. Ltd.	8,300	189,187
TAL Education Group ADR (a)	4,650	250,403
Tencent Holdings Ltd.	67,000	5,347,103
Tencent Music Entertainment Group ADR (a)	4,827	98,905
Tingyi (Cayman Islands) Holding Corp.	22,000	40,411
Trip.com Group Ltd. ADR (a)	5,303	210,158
Vipshop Holdings Ltd. ADR (a)	4,486	133,952
Want Want China Holdings Ltd.	71,000	53,245
Weibo Corp. sponsored ADR (a)(d)	685	34,565
Weimob, Inc. (a)(b)	18,000	40,241
WH Group Ltd. (b)	110,500	89,547
Wharf Real Estate Investment Co. Ltd.	20,000	112,039
Wuxi Biologics (Cayman), Inc. (a)(b)	38,000	479,209
Xinyi Glass Holdings Ltd.	30,000	98,018
Xinyi Solar Holdings Ltd.	48,509	79,745
XPeng, Inc. ADR (a)(d)	1,945	71,012
Yadea Group Holdings Ltd. (b)	12,000	26,642
Yihai International Holding Ltd.	5,000	51,774
Zai Lab Ltd. ADR (a)	809	107,945
Zhen Ding Technology Holding Ltd.	7,000	29,800
Zhongsheng Group Holdings Ltd. Class H	6,000	42,294
ZTO Express, Inc. sponsored ADR	7,325	213,524

TOTAL CAYMAN ISLANDS		24,244,554

Chile - 0.1%
Aguas Andinas SA	34,037	10,530
Banco de Chile	524,389	61,819
Banco de Credito e Inversiones	604	31,943
Banco Santander Chile	735,614	45,948
CAP SA	884	14,317
Cencosud SA	16,054	34,319
Colbun SA	85,426	16,624
Compania Cervecerias Unidas SA	1,806	15,838
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,409	8,850
Empresas CMPC SA	12,839	41,220
Empresas COPEC SA	3,934	48,588
Enel Americas SA	333,580	55,609
Enel Chile SA	297,037	23,122
Falabella SA	8,462	38,432
Parque Arauco SA	8,061	15,721
Sociedad Quimica y Minera de Chile SA rights 4/24/21 (a)	258	1,003

TOTAL CHILE		463,883

China - 1.4%
Agricultural Bank of China Ltd. (H Shares)	327,000	130,815
Anhui Conch Cement Co. Ltd. (H Shares)	14,000	91,033
Bank of China Ltd. (H Shares)	894,000	340,392
Bank of Communications Co. Ltd. (H Shares)	248,000	157,909
BYD Co. Ltd. (H Shares)	8,793	190,252
China CITIC Bank Corp. Ltd. (H Shares)	137,000	69,609
China Construction Bank Corp. (H Shares)	1,147,000	966,825
China International Capital Corp. Ltd. (H Shares) (a)(b)	16,400	39,744
China Life Insurance Co. Ltd. (H Shares)	87,000	180,803
China Longyuan Power Grid Corp. Ltd. (H Shares)	36,000	48,901
China Merchants Bank Co. Ltd. (H Shares)	44,000	335,910
China Minsheng Banking Corp. Ltd. (H Shares)	67,800	39,333
China National Building Materials Co. Ltd. (H Shares)	46,000	66,390
China Pacific Insurance (Group) Co. Ltd. (H Shares)	32,200	126,951
China Petroleum & Chemical Corp. (H Shares)	296,000	156,817
China Shenhua Energy Co. Ltd. (H Shares)	39,000	80,631
China Tower Corp. Ltd. (H Shares) (b)	548,000	81,064
China Vanke Co. Ltd. (H Shares)	22,100	86,562
CITIC Securities Co. Ltd. (H Shares)	26,500	61,017
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	6,000	35,695
Great Wall Motor Co. Ltd. (H Shares)	36,500	101,179
Guangzhou Automobile Group Co. Ltd. (H Shares)	32,800	27,551
Haier Smart Home Co. Ltd. (a)	22,200	88,810
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	1,400	27,679
Industrial & Commercial Bank of China Ltd. (H Shares)	868,000	623,023
New China Life Insurance Co. Ltd. (H Shares)	9,500	36,782
Nongfu Spring Co. Ltd. (H Shares) (b)(d)	18,200	90,718
PetroChina Co. Ltd. (H Shares)	244,000	88,195
PICC Property & Casualty Co. Ltd. (H Shares)	80,000	69,359
Ping An Insurance Group Co. of China Ltd. (H Shares)	64,000	765,527
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	102,000	76,230
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	28,000	55,250
Sinopharm Group Co. Ltd. (H Shares)	15,200	36,797
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	53,177
Weichai Power Co. Ltd. (H Shares)	23,000	57,739
WuXi AppTec Co. Ltd. (H Shares) (b)	3,560	70,018
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	6,600	24,620
Zijin Mining Group Co. Ltd. (H Shares)	66,000	81,162

TOTAL CHINA		5,660,469

Colombia - 0.0%
Bancolombia SA	3,289	25,824
Grupo de Inversiones Suramerica SA	3,843	22,774
Interconexion Electrica SA ESP	6,184	37,999

TOTAL COLOMBIA		86,597

Czech Republic - 0.0%
CEZ A/S	1,855	45,841
Komercni Banka A/S (a)	862	26,608
MONETA Money Bank A/S (a)(b)	4,980	18,549

TOTAL CZECH REPUBLIC		90,998

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	43	93,616
Series B	85	197,329
Ambu A/S Series B	2,311	108,532
Ascendis Pharma A/S sponsored ADR (a)	517	66,631
Carlsberg A/S Series B	1,367	210,031
Christian Hansen Holding A/S (a)	1,378	125,216
Coloplast A/S Series B	1,594	239,653
Danske Bank A/S	9,148	171,185
Demant A/S (a)	1,390	58,880
DSV Panalpina A/S	2,745	538,549
Genmab A/S (a)	880	289,530
GN Store Nord A/S	1,911	150,452
Novo Nordisk A/S Series B	22,421	1,510,808
Novozymes A/S Series B	2,820	180,628
ORSTED A/S (b)	2,428	392,147
Pandora A/S	1,342	143,779
Royal Unibrew A/S	561	58,671
SimCorp A/S	541	66,993
Tryg A/S	4,127	97,332
Vestas Wind Systems A/S	2,712	559,450

TOTAL DENMARK		5,259,412

Egypt - 0.0%
Commercial International Bank SAE	16,934	62,489
Finland - 0.7%
Elisa Corp. (A Shares)	1,758	105,431
Fortum Corp.	5,066	135,215
Huhtamaki Oyj	1,105	49,967
Kesko Oyj	3,205	98,022
Kojamo OYJ	1,538	30,084
Kone OYJ (B Shares)	4,696	383,618
Metso Outotec Oyj	8,220	91,624
Neste Oyj	5,022	266,550
Nokia Corp. (a)	66,061	263,824
Nokian Tyres PLC	1,498	54,247
Nordea Bank ABP (Stockholm Stock Exchange)	39,613	390,594
Orion Oyj (B Shares)	1,277	51,171
Sampo Oyj (A Shares)	5,878	265,179
Stora Enso Oyj (R Shares)	7,151	133,379
TietoEVRY Oyj	1,265	39,193
UPM-Kymmene Corp.	6,231	223,816
Valmet Corp.	1,535	55,821
Wartsila Corp.	5,553	58,178

TOTAL FINLAND		2,695,913

France - 4.7%
Air Liquide SA	5,508	899,324
Alstom SA (a)	3,282	163,532
Arkema SA	779	94,414
Atos Origin SA	1,150	89,709
AXA SA	24,161	648,583
BNP Paribas SA	13,380	815,234
Bouygues SA	2,599	104,206
Bureau Veritas SA	3,277	93,268
Capgemini SA	1,860	316,495
Carrefour SA	6,762	122,476
Compagnie de St. Gobain	6,186	365,293
Compagnie Generale des Etablissements Michelin SCA Series B	2,064	309,126
Credit Agricole SA	14,926	216,083
Danone SA	7,988	546,763
Dassault Systemes SA	1,595	341,171
Edenred SA	2,864	149,593
Eiffage SA	948	94,896
ENGIE	20,711	294,004
Essilor International SA	3,472	565,344
Faurecia SA (a)	427	22,689
Gecina SA	635	87,424
Hermes International SCA	405	448,347
Kering SA	858	592,070
L'Oreal SA	2,798	1,071,861
Legrand SA	3,104	288,730
LVMH Moet Hennessy Louis Vuitton SE	3,112	2,078,665
Orange SA	23,826	293,202
Orpea (a)	628	72,762
Pernod Ricard SA	2,341	439,384
Publicis Groupe SA	2,668	162,821
Renault SA	2,419	104,762
Safran SA	4,071	553,768
Sanofi SA	13,348	1,319,906
Sartorius Stedim Biotech	280	115,319
Schneider Electric SA	6,266	954,532
Societe Generale Series A	9,256	241,997
Sodexo SA (a)	980	93,985
SR Teleperformance SA	682	248,572
Suez Environnement SA	4,745	100,494
Thales SA	1,230	122,202
Total SA	29,076	1,355,516
Ubisoft Entertainment SA (a)	915	69,545
Valeo SA	2,824	95,940
Veolia Environnement SA	6,202	158,990
VINCI SA	5,786	592,613
Vivendi SA	10,069	330,501
Worldline SA (a)(b)	2,627	220,084

TOTAL FRANCE		18,466,195

Germany - 4.1%
adidas AG	2,147	670,235
Allianz SE	4,796	1,220,748
BASF AG	10,686	888,038
Bayer AG	11,450	725,621
Bayerische Motoren Werke AG (BMW)	3,710	384,908
Bechtle AG	313	58,692
Beiersdorf AG	1,140	120,454
Brenntag AG	1,790	152,817
Carl Zeiss Meditec AG	420	63,291
Commerzbank AG	11,694	71,694
Continental AG	1,255	166,130
Covestro AG (b)	2,068	139,058
Daimler AG (Germany)	9,706	865,163
Delivery Hero AG (a)(b)	1,821	235,971
Deutsche Bank AG (a)	24,064	287,504
Deutsche Borse AG	2,209	367,073
Deutsche Post AG	11,386	623,822
Deutsche Telekom AG	37,632	758,414
Deutsche Wohnen AG (Bearer)	4,187	195,324
E.ON AG	26,126	304,051
Evonik Industries AG	2,229	78,837
Evotec OAI AG (a)	1,534	55,299
Fresenius Medical Care AG & Co. KGaA	2,390	176,051
Fresenius SE & Co. KGaA	4,815	214,456
GEA Group AG	1,926	78,939
Hannover Reuck SE	700	127,895
HeidelbergCement AG	1,708	155,150
HelloFresh AG (a)	1,718	128,135
Henkel AG & Co. KGaA	1,136	112,503
Infineon Technologies AG	15,162	645,107
KION Group AG	849	83,831
Knorr-Bremse AG	768	95,845
Lanxess AG	1,030	75,927
LEG Immobilien AG	840	110,485
Merck KGaA	1,512	258,521
MTU Aero Engines Holdings AG	619	145,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,629	501,652
Puma AG	1,088	106,588
Rational AG	53	41,176
Rheinmetall AG	505	51,167
RWE AG	7,875	308,634
SAP SE	12,722	1,560,438
Scout24 AG (b)	1,224	92,869
Siemens AG	9,397	1,544,036
Siemens Healthineers AG (b)	2,626	142,273
Symrise AG	1,497	181,522
TAG Immobilien AG	1,688	48,181
TeamViewer AG (a)(b)	1,859	79,419
Thyssenkrupp AG	4,642	61,976
United Internet AG	1,318	52,860
Vonovia SE	6,581	429,867
Zalando SE (a)(b)	1,922	188,519

TOTAL GERMANY		16,232,854

Greece - 0.1%
Alpha Bank AE (a)	14,590	15,696
EFG Eurobank Ergasias SA (a)	29,848	25,377
Hellenic Telecommunications Organization SA	2,628	42,160
Jumbo SA	1,129	20,694
Motor Oil (HELLAS) Corinth Refineries SA	708	11,184
Mytilineos SA	1,207	19,887
National Bank of Greece SA (a)	6,289	18,290
OPAP SA	2,296	31,045
Public Power Corp. of Greece (a)	1,390	14,833
Terna Energy SA	661	9,767

TOTAL GREECE		208,933

Hong Kong - 1.5%
AIA Group Ltd.	140,800	1,722,937
Bank of East Asia Ltd.	18,313	39,009
BOC Hong Kong (Holdings) Ltd.	41,500	144,933
BYD Electronic International Co. Ltd.	7,500	43,799
China Overseas Land and Investment Ltd.	43,500	113,029
China Resources Beer Holdings Co. Ltd.	16,000	125,442
China Taiping Insurance Group Ltd.	17,200	35,046
CLP Holdings Ltd.	19,000	184,997
CSPC Pharmaceutical Group Ltd.	104,400	126,235
Evergrande Health Industry Group Ltd. (a)	25,500	189,591
Fosun International Ltd.	28,500	39,886
Galaxy Entertainment Group Ltd.	25,000	225,106
Guangdong Investment Ltd.	34,000	55,368
Hang Lung Properties Ltd.	21,000	54,566
Hang Seng Bank Ltd.	8,400	162,617
Henderson Land Development Co. Ltd.	15,610	70,077
Hong Kong & China Gas Co. Ltd.	123,527	195,863
Hong Kong Exchanges and Clearing Ltd.	13,843	814,472
Lenovo Group Ltd.	72,000	102,432
Link (REIT)	24,158	220,011
MTR Corp. Ltd.	17,848	101,131
New World Development Co. Ltd.	17,250	89,200
Power Assets Holdings Ltd.	15,500	91,515
Sino Land Ltd.	37,273	51,877
Sun Hung Kai Properties Ltd.	18,000	272,752
Techtronic Industries Co. Ltd.	20,000	342,162
Vitasoy International Holdings Ltd.	10,000	38,461
Wharf Holdings Ltd.	18,000	47,697

TOTAL HONG KONG		5,700,211

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	5,812	42,082
OTP Bank PLC (a)	2,576	110,108
Richter Gedeon PLC	1,696	50,004

TOTAL HUNGARY		202,194

India - 2.7%
Adani Green Energy Ltd. (a)	4,200	63,438
Adani Ports & Special Economic Zone Ltd.	9,817	94,267
Apollo Hospitals Enterprise Ltd.	1,334	52,935
Asian Paints Ltd.	6,045	209,691
Aurobindo Pharma Ltd.	3,826	46,096
Avenue Supermarts Ltd. (a)(b)	2,001	78,210
Axis Bank Ltd. (a)	35,390	337,434
Bajaj Auto Ltd.	1,747	87,665
Bajaj Finance Ltd.	3,561	250,704
Bajaj Finserv Ltd.	813	107,460
Bharat Petroleum Corp. Ltd.	10,797	63,167
Bharti Airtel Ltd.	32,270	228,211
Britannia Industries Ltd.	1,575	78,053
Cipla Ltd.	6,925	77,166
Coal India Ltd.	28,162	50,184
Divi's Laboratories Ltd.	1,715	84,938
Dr. Reddy's Laboratories Ltd.	1,643	101,596
Eicher Motors Ltd.	1,863	66,319
HCL Technologies Ltd.	14,565	195,661
HDFC Standard Life Insurance Co. Ltd. (a)(b)	10,573	100,630
Hero Motocorp Ltd.	1,745	69,506
Hindalco Industries Ltd.	19,560	87,400
Hindustan Unilever Ltd.	11,985	398,389
Housing Development Finance Corp. Ltd.	24,200	826,456
ICICI Bank Ltd. (a)	92,844	742,346
Indian Oil Corp. Ltd.	34,203	42,948
Info Edge India Ltd. (a)	949	55,534
Infosys Ltd.	49,191	922,591
ITC Ltd.	117,280	350,324
JSW Steel Ltd.	13,227	84,707
Kotak Mahindra Bank Ltd. (a)	17,558	420,777
Larsen & Toubro Ltd.	16,225	314,725
Mahindra & Mahindra Ltd.	12,862	139,832
Maruti Suzuki India Ltd.	1,782	167,100
NTPC Ltd.	63,960	93,166
Oil & Natural Gas Corp. Ltd.	49,093	68,557
Power Grid Corp. of India Ltd.	34,473	101,630
Reliance Industries Ltd.	43,423	1,189,096
Shriram Transport Finance Co. Ltd.	2,519	48,979
State Bank of India (a)	51,551	256,738
Sun Pharmaceutical Industries Ltd.	14,665	119,848
Tata Consultancy Services Ltd.	13,905	604,086
Tata Consumer Products Ltd. (a)	8,001	69,883
Tata Motors Ltd. (a)	25,456	105,743
Tata Steel Ltd.	9,823	109,022
Tech Mahindra Ltd.	8,313	112,674
Titan Co. Ltd.	5,585	118,960
Ultratech Cemco Ltd.	1,548	142,591
UPL Ltd.	7,396	64,897
Vedanta Ltd.	24,395	76,288
Wipro Ltd.	19,127	108,500

TOTAL INDIA		10,387,118

Indonesia - 0.3%
Mitra Keluarga Karyasehat Tbk PT	57,500	10,411
PT ACE Hardware Indonesia Tbk	94,200	9,890
PT Adaro Energy Tbk	165,100	13,356
PT Aneka Tambang Tbk	95,000	14,716
PT Astra International Tbk	237,700	86,325
PT Bank Central Asia Tbk	129,600	277,268
PT Bank Mandiri (Persero) Tbk	219,300	92,912
PT Bank Negara Indonesia (Persero) Tbk	83,700	32,990
PT Bank Rakyat Indonesia Tbk	620,200	187,875
PT Barito Pacific Tbk (a)	316,200	20,899
PT Bumi Serpong Damai Tbk (a)	87,900	6,778
PT Charoen Pokphand Indonesia Tbk	85,700	41,301
PT Ciputra Development Tbk	86,800	6,544
PT Gudang Garam Tbk (a)	5,700	14,196
PT Indah Kiat Pulp & Paper Tbk	28,700	20,648
PT Indocement Tunggal Prakarsa Tbk	21,700	18,264
PT Indofood CBP Sukses Makmur Tbk	24,100	15,265
PT Indofood Sukses Makmur Tbk	50,000	22,719
PT International Nickel Indonesia Tbk (a)	20,400	6,152
PT Jasa Marga Tbk	23,800	6,620
PT Kalbe Farma Tbk	228,400	24,688
PT Merdeka Copper Gold Tbk (a)	109,500	16,208
PT Pabrik Kertas Tjiwi Kimia Tbk	14,700	10,551
PT Perusahaan Gas Negara Tbk Series B	122,800	11,118
PT Sarana Menara Nusantara Tbk	272,900	20,667
PT Semen Gresik (Persero) Tbk	34,200	24,546
PT Surya Citra Media Tbk (a)	55,800	6,531
PT Tambang Batubara Bukit Asam Tbk	50,200	9,055
PT Telekomunikasi Indonesia Tbk Series B	556,800	131,102
PT Tower Bersama Infrastructure Tbk	97,800	13,938
PT United Tractors Tbk	17,400	26,504
PT XL Axiata Tbk	36,100	5,194

TOTAL INDONESIA		1,205,231

Ireland - 0.5%
Bank Ireland Group PLC	10,693	53,043
CRH PLC	9,077	424,774
DCC PLC (United Kingdom)	1,180	102,322
Flutter Entertainment PLC	777	166,085
Flutter Entertainment PLC (Ireland)	1,003	215,601
ICON PLC (a)	612	120,178
James Hardie Industries PLC CDI	5,173	156,537
Kerry Group PLC Class A	1,775	222,101
Kingspan Group PLC (Ireland)	1,791	151,852
Ryanair Holdings PLC sponsored ADR (a)	2,409	277,035
Smurfit Kappa Group PLC	2,971	139,921
UDG Healthcare PLC (United Kingdom)	2,909	31,501

TOTAL IRELAND		2,060,950

Isle of Man - 0.0%
Entain PLC (a)	6,802	142,346
NEPI Rockcastle PLC	4,558	28,787

TOTAL ISLE OF MAN		171,133

Israel - 0.4%
Airport City Ltd. (a)	773	10,849
Alony Hetz Properties & Investments Ltd.	1,621	20,811
Amot Investments Ltd.	2,254	12,042
Azrieli Group	427	26,324
Bank Hapoalim BM (Reg.) (a)	12,989	100,941
Bank Leumi le-Israel BM	17,067	112,313
Bayside Land Corp. Ltd.	1,769	14,097
Bezeq The Israel Telecommunication Corp. Ltd. (a)	24,164	25,811
Check Point Software Technologies Ltd. (a)	1,288	144,217
Clal Insurance Enterprises Holdings Ltd. (a)	712	11,765
Cognyte Software Ltd. (a)	724	20,134
Compugen Ltd. (a)(d)	837	7,190
CyberArk Software Ltd. (a)	446	57,686
Danel Adir Yeoshua Ltd.	67	10,985
Elbit Systems Ltd. (Israel)	293	41,429
Electra Israel Ltd.	23	11,971
Energix-Renewable Energies Ltd.	2,670	10,103
Enlight Renewable Energy Ltd. (a)	11,190	20,953
First International Bank of Israel	588	16,380
Formula Systems (1985) Ltd.	117	10,321
Harel Insurance Investments and Financial Services Ltd.	1,395	14,075
Icl Group Ltd.	8,000	46,831
Industrial Building Corp. Ltd.	6,716	16,497
InMode Ltd. (a)	197	14,257
Israel Corp. Ltd. (Class A) (a)	51	11,945
Israel Discount Bank Ltd. (Class A)	13,531	56,219
Kornit Digital Ltd. (a)(d)	505	50,056
Melisron Ltd.	246	13,709
Mizrahi Tefahot Bank Ltd.	1,557	40,584
Nano Dimension Ltd. ADR (a)(d)	2,900	24,911
NICE Systems Ltd. (a)	723	156,144
Nova Measuring Instruments Ltd. (a)	305	26,731
Paz Oil Co. Ltd.	99	9,085
Plus500 Ltd.	1,180	22,774
Radware Ltd. (a)	505	13,170
Reit 1 Ltd.	2,082	9,622
Shapir Engineering and Industry Ltd.	1,706	12,324
Shikun & Binui Ltd. (a)	2,706	15,679
Shufersal Ltd.	1,929	15,856
Strauss Group Ltd.	551	14,834
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	12,726	146,858
The Phoenix Holdings Ltd.	1,734	15,203
Tower Semiconductor Ltd. (a)	1,228	34,187
Wix.com Ltd. (a)	648	180,935

TOTAL ISRAEL		1,648,808

Italy - 1.0%
A2A SpA	17,618	32,065
Amplifon SpA	1,015	37,780
Assicurazioni Generali SpA	14,281	285,709
Atlantia SpA (a)	5,867	109,740
Azimut Holding SpA	1,248	28,444
Banco BPM SpA	17,684	50,497
Buzzi Unicem SpA	1,140	29,639
Davide Campari Milano NV	4,839	54,205
DiaSorin S.p.A.	232	37,219
Enel SpA	89,915	894,417
Eni SpA	29,426	362,593
FinecoBank SpA	7,075	115,783
Hera SpA	9,509	36,442
Infrastrutture Wireless Italiane SpA (b)	3,822	42,580
Interpump Group SpA	950	47,883
Intesa Sanpaolo SpA	203,428	551,203
Italgas SpA	5,796	37,621
Leonardo SpA	4,790	38,781
Mediobanca SpA (a)	8,610	95,477
Moncler SpA	2,319	132,902
Nexi SpA (a)(b)	4,099	71,527
Pirelli & C. SpA (b)	5,228	30,667
Poste Italiane SpA (b)	5,252	66,764
Prada SpA (a)	6,100	38,095
Prysmian SpA	3,140	102,036
Recordati SpA	1,179	63,420
Reply SpA	256	32,393
Snam Rete Gas SpA	24,617	136,490
Snam Rete Gas SpA rights(a)	23,242	24
Telecom Italia SpA	150,208	81,240
Telecom Italia SpA (Risparmio Shares)	58,508	33,647
Terna SpA	16,358	123,500
UniCredit SpA	24,779	261,903

TOTAL ITALY		4,062,686

Japan - 14.3%
A/S One Corp.	200	25,175
ACOM Co. Ltd.	5,400	25,152
Activia Properties, Inc.	8	35,154
Advance Residence Investment Corp.	16	50,224
Advantest Corp.	2,300	202,014
Aeon (REIT) Investment Corp.	17	22,931
AEON Co. Ltd.	10,100	301,688
AGC, Inc.	2,700	113,333
Aica Kogyo Co. Ltd.	800	28,893
Ain Holdings, Inc.	300	19,399
Air Water, Inc.	2,700	47,368
Aisin Seiki Co. Ltd.	2,100	79,981
Ajinomoto Co., Inc.	6,400	131,192
Alfresa Holdings Corp.	2,400	46,335
Alps Electric Co. Ltd.	2,300	30,504
Amada Co. Ltd.	4,100	45,787
Ana Holdings, Inc. (a)	5,600	130,301
Anritsu Corp.	1,600	35,020
Aozora Bank Ltd.	1,300	29,807
Asahi Group Holdings	5,600	237,052
ASAHI INTECC Co. Ltd.	2,600	71,767
Asahi Kasei Corp.	16,200	187,008
Asics Corp.	2,200	35,181
Astellas Pharma, Inc.	21,800	335,814
Azbil Corp.	1,500	64,672
Bandai Namco Holdings, Inc.	2,600	185,867
Bank of Kyoto Ltd.	900	55,444
BayCurrent Consulting, Inc.	200	45,882
Benefit One, Inc.	900	23,958
Bic Camera, Inc.	2,000	22,471
Bridgestone Corp.	7,100	288,650
Brother Industries Ltd.	3,000	66,631
Calbee, Inc.	1,300	33,139
Canon, Inc.	12,400	281,902
Capcom Co. Ltd.	1,800	58,556
Casio Computer Co. Ltd.	2,700	51,024
Central Japan Railway Co.	2,400	359,329
Chiba Bank Ltd.	8,500	55,644
Chubu Electric Power Co., Inc.	8,400	108,238
Chugai Pharmaceutical Co. Ltd.	7,500	304,754
Chugoku Electric Power Co., Inc.	3,700	45,461
Coca-Cola West Co. Ltd.	1,700	29,669
COMSYS Holdings Corp.	1,500	46,266
Concordia Financial Group Ltd.	13,900	56,379
Cosmos Pharmaceutical Corp.	300	46,799
CyberAgent, Inc.	4,800	86,643
Dai Nippon Printing Co. Ltd.	3,300	69,219
Dai-ichi Mutual Life Insurance Co.	13,300	228,626
Daicel Chemical Industries Ltd.	3,200	24,656
Daifuku Co. Ltd.	1,500	147,404
Daiichi Sankyo Kabushiki Kaisha	21,300	621,444
Daikin Industries Ltd.	3,400	687,340
Daio Paper Corp.	1,500	25,786
Daito Trust Construction Co. Ltd.	800	92,955
Daiwa House Industry Co. Ltd.	7,800	228,923
Daiwa House REIT Investment Corp.	23	61,803
Daiwa Office Investment Corp.	4	28,190
Daiwa Securities Group, Inc.	17,600	91,168
Daiwa Securities Living Invest	23	22,589
Denki Kagaku Kogyo KK	1,000	39,997
DENSO Corp.	6,000	399,985
Dentsu Group, Inc.	2,800	90,133
Dic Corp.	1,000	25,937
Disco Corp.	381	120,398
Dmg Mori Co. Ltd.	1,400	23,007
Dowa Holdings Co. Ltd.	700	29,208
East Japan Railway Co.	4,400	312,872
Ebara Corp.	1,000	40,803
Eisai Co. Ltd.	3,500	235,249
Electric Power Development Co. Ltd.	1,996	34,930
ENEOS Holdings, Inc.	37,600	170,586
Ezaki Glico Co. Ltd.	700	28,091
Fancl Corp.	900	30,418
FANUC Corp.	2,200	528,896
Fast Retailing Co. Ltd.	800	639,502
FP Corp.	600	24,447
Freee KK (a)(d)	400	34,174
Frontier Real Estate Investment Corp.	6	25,621
Fuji Corp.	1,000	25,672
Fuji Electric Co. Ltd.	1,700	71,129
Fujifilm Holdings Corp.	4,700	279,595
Fujitsu Ltd.	2,200	320,130
Fukuoka Financial Group, Inc.	2,200	41,743
Furukawa Electric Co. Ltd.	800	21,520
GLP J-REIT	50	82,161
GMO Internet, Inc.	800	23,009
GMO Payment Gateway, Inc.	500	66,439
GOLDWIN, Inc.	400	25,665
GS Yuasa Corp.	1,000	27,224
Hakuhodo DY Holdings, Inc.	3,500	58,458
Hamamatsu Photonics K.K.	1,700	100,715
Hankyu Hanshin Holdings, Inc.	3,000	96,256
Harmonic Drive Systems, Inc.	500	33,899
Haseko Corp.	2,800	39,164
Hikari Tsushin, Inc.	200	40,323
Hino Motors Ltd.	3,200	27,523
Hirose Electric Co. Ltd.	400	61,662
Hisamitsu Pharmaceutical Co., Inc.	1,000	65,250
Hitachi Construction Machinery Co. Ltd.	1,200	38,455
Hitachi Ltd.	11,300	512,211
Hitachi Metals Ltd.	2,300	37,966
Honda Motor Co. Ltd.	20,000	602,911
Horiba Ltd.	500	31,640
Hoshizaki Corp.	700	62,594
House Foods Group, Inc.	900	29,598
Hoya Corp.	4,300	506,096
Hulic Co. Ltd.	5,700	67,381
Ibiden Co. Ltd.	1,600	73,923
Idemitsu Kosan Co. Ltd.	2,887	74,528
IHI Corp.	1,800	36,623
Iida Group Holdings Co. Ltd.	2,100	50,884
Industrial & Infrastructure Fund Investment Corp.	25	42,931
Infomart Corp.	2,300	19,883
INPEX Corp.	12,700	86,841
Invincible Investment Corp.	74	28,026
Isetan Mitsukoshi Holdings Ltd.	4,700	33,159
Isuzu Motors Ltd.	7,200	77,327
ITO EN Ltd.	700	42,937
Itochu Corp.	16,400	532,443
ITOCHU Techno-Solutions Corp.	1,100	35,546
Iwatani Corp.	600	37,085
Iyo Bank Ltd.	3,600	21,605
J. Front Retailing Co. Ltd.	3,100	29,572
Japan Airlines Co. Ltd. (a)	5,100	114,219
Japan Airport Terminal Co. Ltd.	1,000	49,320
Japan Exchange Group, Inc.	6,200	145,641
Japan Hotel REIT Investment Corp.	53	29,962
Japan Logistics Fund, Inc.	10	28,212
Japan Post Holdings Co. Ltd.	17,300	154,182
Japan Post Insurance Co. Ltd.	2,300	47,248
Japan Prime Realty Investment Corp.	11	41,127
Japan Real Estate Investment Corp.	16	94,550
Japan Retail Fund Investment Corp.	80	81,958
Japan Steel Works Ltd.	900	21,440
Japan Tobacco, Inc.	12,800	245,893
JCR Pharmaceuticals Co. Ltd.	800	25,930
JFE Holdings, Inc. (a)	6,800	83,899
JGC Corp.	3,100	38,108
JSR Corp.	2,500	75,659
JTEKT Corp.	2,900	29,753
Justsystems Corp.	400	21,967
K's Holdings Corp.	2,200	30,285
Kadokawa Corp.	700	27,246
Kagome Co. Ltd.	1,000	31,768
Kajima Corp.	5,700	81,073
Kakaku.com, Inc.	1,500	41,059
Kamigumi Co. Ltd.	1,300	24,662
Kaneka Corp.	800	32,923
Kansai Electric Power Co., Inc.	9,600	104,082
Kansai Paint Co. Ltd.	3,000	80,247
Kao Corp.	5,600	370,545
Kawasaki Heavy Industries Ltd. (a)	1,900	47,097
KDDI Corp.	19,000	585,403
Keihan Electric Railway Co., Ltd.	1,300	54,119
Keikyu Corp.	3,200	48,384
Keio Corp.	1,400	94,259
Keisei Electric Railway Co.	2,000	65,482
Kenedix Office Investment Corp.	5	35,604
Kewpie Corp.	1,400	31,843
Keyence Corp.	2,200	1,002,664
Kikkoman Corp.	2,300	137,160
Kinden Corp.	1,600	27,282
Kintetsu Group Holdings Co. Ltd.	2,200	84,007
Kirin Holdings Co. Ltd.	10,100	193,800
Kobayashi Pharmaceutical Co. Ltd.	600	56,040
Kobe Bussan Co. Ltd.	1,400	37,537
Koito Manufacturing Co. Ltd.	1,500	100,923
Komatsu Ltd.	11,300	350,179
Konami Holdings Corp.	1,200	71,640
Konica Minolta, Inc.	5,700	31,044
Kose Corp.	400	56,692
Kubota Corp.	13,400	305,680
Kuraray Co. Ltd.	4,100	46,901
Kurita Water Industries Ltd.	1,300	55,854
Kyocera Corp.	4,100	260,883
Kyowa Exeo Corp.	1,300	34,347
Kyowa Hakko Kirin Co., Ltd.	3,000	89,843
Kyushu Electric Power Co., Inc.	5,500	54,312
Kyushu Railway Co.	1,800	41,929
LaSalle Logiport REIT	20	30,327
Lasertec Corp.	900	118,855
Lawson, Inc.	600	29,442
Lion Corp.	3,500	68,230
LIXIL Group Corp.	3,400	94,620
M3, Inc.	5,000	343,240
Mabuchi Motor Co. Ltd.	700	30,861
Makita Corp.	3,300	141,741
Mani, Inc.	800	20,135
Marubeni Corp.	19,200	160,360
Marui Group Co. Ltd.	2,599	48,985
Matsumotokiyoshi Holdings Co. Ltd.	1,100	49,072
Mazda Motor Corp.	6,900	56,534
McDonald's Holdings Co. (Japan) Ltd.	800	36,875
Mebuki Financial Group, Inc.	14,000	33,035
Medipal Holdings Corp.	2,400	46,132
Meiji Holdings Co. Ltd.	1,700	109,320
Menicon Co. Ltd.	400	23,652
Mercari, Inc. (a)	1,200	54,785
Minebea Mitsumi, Inc.	5,000	128,332
Misumi Group, Inc.	3,300	96,127
Mitsubishi Chemical Holdings Corp.	16,500	123,925
Mitsubishi Corp.	16,400	464,925
Mitsubishi Electric Corp.	25,000	382,076
Mitsubishi Estate Co. Ltd.	16,200	283,686
Mitsubishi Gas Chemical Co., Inc.	2,400	59,035
Mitsubishi Heavy Industries Ltd.	3,900	121,437
Mitsubishi Logistics Corp.	900	27,575
Mitsubishi Materials Corp.	1,500	35,126
Mitsubishi UFJ Financial Group, Inc.	150,100	802,628
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,200	55,613
Mitsui & Co. Ltd.	19,000	396,537
Mitsui Chemicals, Inc.	2,400	75,955
Mitsui Fudosan Co. Ltd.	11,200	255,309
Mitsui Fudosan Logistics Park, Inc.	6	29,672
Mitsui Mining & Smelting Co. Ltd.	700	24,359
Mitsui OSK Lines Ltd.	1,400	49,263
Miura Co. Ltd.	1,300	70,340
Mizuho Financial Group, Inc.	29,530	427,015
MonotaRO Co. Ltd.	2,800	75,959
Mori Hills REIT Investment Corp.	18	24,959
Morinaga & Co. Ltd.	600	21,469
Morinaga Milk Industry Co. Ltd.	500	26,257
MS&AD Insurance Group Holdings, Inc.	5,600	164,730
Murata Manufacturing Co. Ltd.	7,500	603,716
Nabtesco Corp.	1,500	68,637
Nagoya Railroad Co. Ltd.	2,300	54,795
Nankai Electric Railway Co. Ltd.	1,300	29,897
NEC Corp.	3,200	188,946
Net One Systems Co. Ltd.	1,000	32,038
Nexon Co. Ltd.	5,300	171,975
NGK Insulators Ltd.	3,100	56,893
NGK Spark Plug Co. Ltd.	1,900	32,917
NH Foods Ltd.	1,190	51,069
Nichirei Corp.	1,500	38,550
Nidec Corp.	6,400	780,338
Nifco, Inc.	1,000	36,575
Nihon Kohden Corp.	1,000	29,220
Nihon M&A Center, Inc.	3,400	92,220
Nihon Unisys Ltd.	900	27,834
Nikon Corp.	3,900	36,642
Nintendo Co. Ltd.	1,400	789,090
Nippon Accommodations Fund, Inc.	6	35,206
Nippon Building Fund, Inc.	19	111,963
Nippon Electric Glass Co. Ltd.	900	20,920
Nippon Express Co. Ltd.	1,000	74,592
Nippon Gas Co. Ltd.	1,500	26,128
Nippon Paint Holdings Co. Ltd.	17,000	245,543
Nippon Sanso Holdings Corp.	2,500	47,666
Nippon Shinyaku Co. Ltd.	700	52,116
Nippon Shokubai Co. Ltd.	400	22,928
Nippon Steel & Sumitomo Metal Corp. (a)	11,100	189,452
Nippon Telegraph & Telephone Corp.	27,700	714,713
Nippon Yusen KK	2,000	68,401
Nishi-Nippon Railroad Co. Ltd.	900	24,077
Nissan Chemical Corp.	1,700	90,954
Nissan Motor Co. Ltd. (a)	28,000	156,426
Nisshin Seifun Group, Inc.	3,000	50,128
Nissin Food Holdings Co. Ltd.	1,000	74,141
Nitori Holdings Co. Ltd.	1,000	193,704
Nitto Denko Corp.	1,800	154,297
NOF Corp.	1,000	52,386
Nomura Holdings, Inc.	34,500	182,797
Nomura Real Estate Holdings, Inc.	1,400	33,841
Nomura Real Estate Master Fund, Inc.	54	81,302
Nomura Research Institute Ltd.	4,600	142,912
NSK Ltd.	5,600	57,578
NTT Data Corp.	7,500	116,317
Obayashi Corp.	8,500	78,021
OBIC Co. Ltd.	800	146,793
Odakyu Electric Railway Co. Ltd.	4,000	109,448
Oji Holdings Corp.	12,000	77,808
Olympus Corp.	15,000	311,158
OMRON Corp.	2,400	187,998
Ono Pharmaceutical Co. Ltd.	5,800	151,683
Open House Co. Ltd.	900	38,498
Oracle Corp. Japan	400	39,158
Oriental Land Co. Ltd.	2,600	391,251
ORIX Corp.	14,900	252,001
ORIX JREIT, Inc.	32	55,734
Osaka Gas Co. Ltd.	4,900	95,622
Otsuka Corp.	1,300	60,956
Otsuka Holdings Co. Ltd.	6,500	275,658
Pan Pacific International Holdings Ltd.	7,000	165,231
Panasonic Corp.	27,100	350,930
Park24 Co. Ltd. (a)	1,300	24,399
Penta-Ocean Construction Co. Ltd.	3,200	25,149
PeptiDream, Inc. (a)	1,200	54,971
Persol Holdings Co. Ltd.	2,200	43,244
Pigeon Corp.	1,400	53,087
Rakuten, Inc.	9,500	113,495
Recruit Holdings Co. Ltd.	19,700	967,392
Relo Group, Inc.	1,400	29,741
Renesas Electronics Corp. (a)	11,600	127,006
Rengo Co. Ltd.	2,800	24,351
Resona Holdings, Inc.	27,600	115,934
Ricoh Co. Ltd.	8,000	81,545
Rinnai Corp.	500	56,081
ROHM Co. Ltd.	1,000	98,074
Rohto Pharmaceutical Co. Ltd.	1,300	34,762
Ryohin Keikaku Co. Ltd.	3,100	73,582
Sankyu, Inc.	700	30,799
Santen Pharmaceutical Co. Ltd.	4,700	64,819
Sanwa Holdings Corp.	2,700	35,369
Sawai Pharmaceutical Co. Ltd. (c)	600	28,747
SBI Holdings, Inc. Japan	2,800	76,088
Screen Holdings Co. Ltd.	500	44,267
SCSK Corp.	600	35,659
Secom Co. Ltd.	2,500	210,754
Sega Sammy Holdings, Inc.	2,000	31,261
Seibu Holdings, Inc.	3,100	34,234
Seiko Epson Corp.	3,900	63,668
Seino Holdings Co. Ltd.	2,100	29,303
Sekisui Chemical Co. Ltd.	5,300	102,053
Sekisui House (REIT), Inc.	50	41,636
Sekisui House Ltd.	7,600	163,477
Seven & i Holdings Co. Ltd.	9,300	375,547
SG Holdings Co. Ltd.	5,900	135,460
Sharp Corp.	2,500	43,287
Shimadzu Corp.	3,200	116,033
Shimamura Co. Ltd.	300	34,667
SHIMANO, Inc.	1,000	238,840
SHIMIZU Corp.	8,300	67,206
Shin-Etsu Chemical Co. Ltd.	4,600	779,242
Shinsei Bank Ltd.	1,900	30,706
Shionogi & Co. Ltd.	3,300	178,150
Ship Healthcare Holdings, Inc.	1,000	28,147
Shiseido Co. Ltd.	4,700	316,095
Shizuoka Bank Ltd.	6,489	51,012
SHO-BOND Holdings Co. Ltd.	600	25,898
Shochiku Co. Ltd.	200	24,834
Showa Denko K.K.	1,700	48,451
Skylark Co. Ltd.	2,300	34,478
SMC Corp.	780	454,257
SMS Co., Ltd.	800	24,496
SoftBank Corp.	18,300	238,075
SoftBank Group Corp.	19,200	1,634,643
Sohgo Security Services Co., Ltd.	1,000	47,321
Sojitz Corp.	12,300	34,754
Sompo Holdings, Inc.	4,300	164,759
Sony Corp.	14,700	1,555,752
Sotetsu Holdings, Inc.	1,100	24,670
Square Enix Holdings Co. Ltd.	1,000	55,619
Stanley Electric Co. Ltd.	1,800	53,762
Subaru Corp.	7,200	143,903
Sugi Holdings Co. Ltd.	400	31,742
Sumco Corp.	2,900	66,460
Sumitomo Chemical Co. Ltd.	19,400	100,653
Sumitomo Corp.	13,800	197,501
Sumitomo Dainippon Pharma Co., Ltd.	2,200	38,377
Sumitomo Electric Industries Ltd.	9,200	138,338
Sumitomo Forestry Co. Ltd.	2,000	43,323
Sumitomo Heavy Industries Ltd.	1,400	38,927
Sumitomo Metal Mining Co. Ltd.	3,200	138,673
Sumitomo Mitsui Financial Group, Inc.	16,000	579,957
Sumitomo Mitsui Trust Holdings, Inc.	4,400	153,514
Sumitomo Realty & Development Co. Ltd.	5,500	194,829
Sundrug Co. Ltd.	800	29,309
Suntory Beverage & Food Ltd.	1,500	55,936
Sushiro Global Holdings Ltd.	1,300	57,637
Suzuken Co. Ltd.	900	35,212
Suzuki Motor Corp.	5,700	259,631
Sysmex Corp.	1,900	205,093
T&D Holdings, Inc.	7,000	90,073
Taiheiyo Cement Corp.	1,500	39,524
Taisei Corp.	2,500	96,453
Taisho Pharmaceutical Holdings Co. Ltd.	700	45,235
Taiyo Yuden Co. Ltd.	1,500	70,840
Takara Holdings, Inc.	2,300	31,341
Takeda Pharmaceutical Co. Ltd.	18,338	668,460
TDK Corp.	1,528	212,709
TechnoPro Holdings, Inc.	400	33,470
TECMO KOEI HOLDINGS CO., LTD.	650	29,263
Teijin Ltd.	2,300	39,683
Terumo Corp.	8,370	302,896
THK Co. Ltd.	1,400	48,573
TIS, Inc.	2,700	64,641
Tobu Railway Co. Ltd.	2,500	67,339
Toda Corp.	2,900	21,277
Toho Co. Ltd.	1,700	69,069
Toho Gas Co. Ltd.	1,200	74,050
Tohoku Electric Power Co., Inc.	5,830	55,127
Tokai Carbon Co. Ltd.	2,400	38,795
Tokio Marine Holdings, Inc.	8,200	390,247
Tokyo Century Corp.	600	40,427
Tokyo Electric Power Co., Inc. (a)	9,000	30,085
Tokyo Electron Ltd.	1,800	782,341
Tokyo Gas Co. Ltd.	4,500	100,254
Tokyo Ohka Kogyo Co. Ltd.	500	31,378
Tokyo Seimitsu Co. Ltd.	500	22,875
Tokyo Tatemono Co. Ltd.	2,400	36,590
Tokyu Corp.	6,600	88,019
Tokyu Fudosan Holdings Corp.	7,100	42,214
Toppan Printing Co. Ltd.	4,000	67,813
Toray Industries, Inc.	19,000	122,668
Toshiba Corp.	4,900	165,852
Tosoh Corp.	3,800	72,779
Toto Ltd.	1,900	116,937
Toyo Suisan Kaisha Ltd.	1,200	50,363
Toyo Tire Corp.	1,400	24,868
Toyoda Gosei Co. Ltd.	800	21,090
Toyota Industries Corp.	2,400	214,463
Toyota Motor Corp.	29,600	2,303,473
Toyota Tsusho Corp.	2,800	117,909
Trend Micro, Inc.	1,600	80,317
Tsumura & Co.	800	28,641
Tsuruha Holdings, Inc.	400	51,615
Ube Industries Ltd.	1,100	23,469
Ulvac, Inc.	500	21,115
Unicharm Corp.	5,100	214,152
United Urban Investment Corp.	36	48,450
USS Co. Ltd.	2,500	49,033
Welcia Holdings Co. Ltd.	1,200	41,172
West Japan Railway Co.	2,200	122,069
Workman Co. Ltd.	300	21,537
Yakult Honsha Co. Ltd.	1,900	96,137
Yamada Holdings Co. Ltd.	9,100	49,178
Yamaha Corp.	1,900	103,537
Yamaha Motor Co. Ltd.	3,700	91,059
Yamato Holdings Co. Ltd.	4,200	115,337
Yamazaki Baking Co. Ltd.	2,100	33,952
Yaskawa Electric Corp.	3,100	154,883
Yokogawa Electric Corp.	2,700	49,877
Yokohama Rubber Co. Ltd.	1,500	26,946
Z Holdings Corp.	30,900	154,135
Zenkoku Hosho Co. Ltd.	600	27,616
Zensho Holdings Co. Ltd.	1,100	28,182
Zeon Corp.	2,200	35,243
ZOZO, Inc.	1,100	32,587

TOTAL JAPAN		56,052,506

Korea (South) - 3.5%
Alteogen, Inc.	379	30,264
AMOREPACIFIC Corp.	336	77,454
AMOREPACIFIC Group, Inc.	379	21,897
BEP International Holdings Ltd. (a)	288	6,541
BGF Retail Co. Ltd.	102	14,329
BNK Financial Group, Inc.	3,291	19,830
Bukwang Pharmaceutical Co. Ltd.	605	12,699
Cellivery Therapeutics, Inc.	146	16,561
Celltrion Healthcare Co. Ltd. (a)	1,029	124,661
Celltrion Pharm, Inc. (a)	183	24,494
Celltrion, Inc. (a)	1,155	334,134
CHA Biotech Co. Ltd. (a)	448	7,507
Cheil Worldwide, Inc.	781	14,765
Chong Kun Dang Pharmaceutical Corp.	85	10,471
Chunbo Co. Ltd.	64	9,313
CJ CheilJedang Corp.	99	36,157
CJ Corp.	171	14,314
CJ ENM Co. Ltd.	122	15,472
CJ Logistics Corp. (a)	100	16,282
Com2uS Corp.	98	14,719
Cosmax, Inc.	75	8,147
Coway Co. Ltd.	618	36,039
CS Wind Corp.	183	12,442
Daewoo Engineering & Construction Co. Ltd. (a)	2,547	15,001
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	378	9,532
Daewoong Co. Ltd.	304	8,853
DB HiTek Co. Ltd.	439	22,035
Db Insurance Co. Ltd.	609	25,561
DGB Financial Group Co. Ltd.	1,871	14,012
DL E&C Co. Ltd. (a)	167	17,919
DL Holdings Co. Ltd.	136	10,601
Dong Suh Companies, Inc.	564	16,017
Dongjin Semichem Co. Ltd.	434	12,645
DongKook Pharmaceutical Co. Ltd.	387	9,635
Doosan Bobcat, Inc.	601	22,515
Doosan Fuel Cell Co. Ltd. (a)	556	25,552
Doosan Heavy Industries & Construction Co. Ltd. (a)	2,411	27,995
Doosan Infracore Co. Ltd. (a)	1,721	17,422
DuzonBizon Co. Ltd.	232	20,302
E-Mart Co. Ltd.	236	36,010
Ecopro BM Co. Ltd.	112	16,300
Ecopro Co. Ltd.	233	11,912
EO Technics Co. Ltd.	98	10,373
F&F Co. Ltd.	98	11,116
Fila Holdings Corp.	535	20,595
GemVax & Kael Co. Ltd. (a)	423	9,099
Genexine Co. Ltd. (a)	204	17,389
Green Cross Corp.	65	20,862
Green Cross Holdings Corp.	433	13,466
GS Engineering & Construction Corp.	886	33,972
GS Holdings Corp.	510	17,762
GS Retail Co. Ltd.	256	8,692
Hana Financial Group, Inc.	3,511	133,292
HanAll BioPharma Co. Ltd. (a)	454	9,246
Hanjin Kal Corp.	214	10,919
Hankook Tire Co. Ltd.	938	40,980
Hanmi Pharm Co. Ltd.	70	19,692
Hanmi Science Co. Ltd.	355	18,339
Hanon Systems	1,765	27,727
Hansol Chemical Co. Ltd.	112	24,065
Hanssem Co. Ltd.	122	12,671
Hanwha Aerospace Co. Ltd.	368	13,434
Hanwha Corp.	568	16,147
Hanwha Life Insurance Co. Ltd.	3,632	10,328
Hanwha Solutions Corp.	1,410	63,271
HDC Hyundai Development Co.	469	12,269
Helixmith Co., Ltd.	342	7,858
Hite Jinro Co. Ltd.	350	11,478
HLB Life Science Co. Ltd.	936	9,933
HLB, Inc.	1,055	36,929
HMM Co. Ltd. (a)	2,978	76,963
Hotel Shilla Co.	398	30,830
HUGEL, Inc.	80	12,700
Hyosung Corp.	101	7,987
Hyosung TNC Co. Ltd.	30	15,350
Hyundai Bioscience Co. Ltd. (a)	362	13,824
Hyundai Department Store Co. Ltd.	174	14,061
Hyundai Elevator Co. Ltd.	238	9,689
Hyundai Engineering & Construction Co. Ltd.	808	31,710
Hyundai Fire & Marine Insurance Co. Ltd.	720	15,658
Hyundai Glovis Co. Ltd.	256	42,810
Hyundai Mipo Dockyard Co. Ltd.	267	15,925
Hyundai Mobis	775	201,779
Hyundai Motor Co.	1,640	319,031
Hyundai Robotics Co. Ltd.	100	25,904
Hyundai Rotem Co. Ltd. (a)	841	15,226
Hyundai Steel Co.	1,013	43,383
Hyundai Wia Corp.	197	13,553
Iljin Materials Co. Ltd.	269	16,336
Illinois-Yang Pharmaceutical Co. Ltd.	150	4,420
Industrial Bank of Korea	3,759	30,563
IS Dongseo Co. Ltd.	140	7,061
JB Financial Group Co. Ltd.	1,981	11,514
JYP Entertainment Corp.	350	11,100
Kakao Corp.	702	311,006
Kangwon Land, Inc.	1,254	28,265
KB Financial Group, Inc.	4,560	225,590
Kia Motors Corp.	3,115	229,820
Kiwoom Securities Co. Ltd.	182	20,490
KMW Co. Ltd. (a)	308	17,741
Koh Young Technology, Inc.	121	12,387
Kolon Industries, Inc.	239	12,744
Korea Aerospace Industries Ltd.	806	26,358
Korea Electric Power Corp. (a)	3,616	74,462
Korea Gas Corp.	522	15,654
Korea Investment Holdings Co. Ltd.	491	37,443
Korea Petro Chemical Industries Co. Ltd.	52	15,095
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	508	60,480
Korea Zinc Co. Ltd.	149	54,152
Korean Air Lines Co. Ltd. (a)	2,563	62,225
KT&G Corp.	1,461	105,639
Kumho Petro Chemical Co. Ltd.	207	48,705
L&F Co. Ltd.	228	15,988
Leeno Industrial, Inc.	103	14,359
LegoChem Biosciences, Inc.	229	11,466
LG Chemical Ltd.	544	390,752
LG Corp.	1,534	123,542
LG Display Co. Ltd. (a)	2,607	53,012
LG Electronics, Inc.	1,234	165,360
LG Household & Health Care Ltd.	114	158,780
LG Innotek Co. Ltd.	155	28,437
LG International Corp.	381	10,814
LG Telecom Ltd.	3,072	33,458
Lotte Chemical Corp.	187	50,139
Lotte Confectionery Co. Ltd.	532	16,084
Lotte Fine Chemical Co. Ltd.	211	11,023
Lotte Shopping Co. Ltd.	138	15,493
LS Cable Ltd.	313	19,108
LS Industrial Systems Ltd.	136	7,378
Mando Corp.	395	23,187
Mcnex Co. Ltd.	185	9,155
MedPacto, Inc.	206	16,322
Medy-Tox, Inc.	1	168
Meritz Fire & Marine Insurance Co. Ltd.	668	11,482
Meritz Securities Co. Ltd.	3,700	15,168
Mezzion Pharma Co. Ltd. (a)	91	12,251
Mirae Asset Daewoo Co. Ltd.	3,932	34,524
NAVER Corp.	1,682	565,240
NCSOFT Corp.	187	145,080
NEPES Corp. Ltd.	185	6,232
Netmarble Corp. (b)	286	32,876
NH Investment & Securities Co. Ltd.	1,652	17,137
NHN Entertainment Corp. (a)	101	6,513
NHN KCP Corp.	180	8,011
NongShim Co. Ltd.	39	9,818
Oci Co. Ltd. (a)	240	26,156
Orion Corp./Republic of Korea	275	32,015
Oscotec, Inc. (a)	330	11,761
Ottogi Corp.	23	11,624
Pan Ocean Co., Ltd. (Korea)	2,904	15,978
Paradise Co. Ltd.	600	8,903
Pearl Abyss Corp. (a)	79	21,679
Pharmicell Co. Ltd. (a)	716	9,589
POSCO	936	266,212
POSCO Chemtech Co. Ltd.	350	48,565
Posco International Corp.	597	10,715
S-Oil Corp.	497	35,955
S1 Corp.	191	13,895
Sam Chun Dang Pharm Co. Ltd.	189	8,589
Samsung Biologics Co. Ltd. (a)(b)	194	129,607
Samsung C&T Corp.	1,051	116,679
Samsung Electro-Mechanics Co. Ltd.	662	110,911
Samsung Electronics Co. Ltd.	59,904	4,349,914
Samsung Engineering Co. Ltd. (a)	1,878	23,449
Samsung Fire & Marine Insurance Co. Ltd.	383	64,601
Samsung Heavy Industries Co. Ltd. (a)	5,526	38,296
Samsung Life Insurance Co. Ltd.	1,013	70,286
Samsung SDI Co. Ltd.	644	380,100
Samsung SDS Co. Ltd.	452	77,877
Samsung Securities Co. Ltd.	761	26,738
Seegene, Inc.	239	27,636
Seoul Semiconductor Co. Ltd.	386	6,361
Shin Poong Pharmaceutical Co.	343	26,122
Shinhan Financial Group Co. Ltd.	6,043	201,450
Shinsegae Co. Ltd.	73	18,285
SillaJen, Inc. (a)(c)	371	3,981
SK Biopharmaceuticals Co. Ltd. (a)	221	20,318
SK Chemicals Co. Ltd./New	87	19,425
SK Holdings Co., Ltd.	396	99,641
SK Hynix, Inc.	6,267	742,655
SK Innovation Co., Ltd.	616	120,440
SK Materials Co., Ltd.	51	14,153
SK Telecom Co. Ltd.	604	147,831
SKC Co. Ltd.	246	28,227
Solus Advanced Materials Co. Lt	270	11,361
Soulbrain Co. Ltd.	58	15,034
ST Pharm Co. Ltd. (a)	85	6,463
Studio Dragon Corp. (a)	143	12,716
WONIK IPS Co. Ltd.	391	18,056
Woori Financial Group, Inc.	6,502	58,251
Yuhan Corp.	551	30,855
Zinus, Inc.	121	8,532

TOTAL KOREA (SOUTH)		13,792,092

Kuwait - 0.1%
Agility Public Warehousing Co. KSC	14,037	33,706
Boubyan Bank KSC	10,273	20,556
Gulf Bank	21,494	15,640
Kuwait Finance House KSCP	51,791	131,554
Mabanee Co. SAKC	6,256	15,022
Mobile Telecommunication Co.	24,542	49,108
National Bank of Kuwait	83,681	223,352

TOTAL KUWAIT		488,938

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	8,082	233,437
Aroundtown SA	13,962	99,386
B&M European Value Retail SA	9,691	70,514
Eurofins Scientific SA (a)	1,424	136,116
Globant SA (a)	428	88,857
Millicom International Cellular SA (depository receipt) (a)	1,188	45,706
SES SA (France) (depositary receipt)	4,539	36,057
Spotify Technology SA (a)	1,373	367,895
Subsea 7 SA	3,074	30,872
Tenaris SA	5,444	61,561

TOTAL LUXEMBOURG		1,170,401

Malaysia - 0.4%
AMMB Holdings Bhd	23,700	16,747
Axiata Group Bhd	54,399	47,885
Bursa Malaysia Bhd	6,600	14,246
CIMB Group Holdings Bhd	80,416	84,169
Dialog Group Bhd	50,800	38,102
DiGi.com Bhd	39,900	35,026
Gamuda Bhd (a)	27,800	24,002
Genting Bhd	25,400	30,812
Genting Malaysia Bhd	33,700	24,951
Hartalega Holdings Bhd	20,400	43,934
Hong Leong Bank Bhd	9,100	41,039
IHH Healthcare Bhd	36,700	47,086
IJM Corp. Bhd	33,300	13,572
Inari Amertron Bhd	28,100	22,228
IOI Corp. Bhd	36,900	37,287
Kossan Rubber Industries Bhd	15,100	11,872
Kuala Lumpur Kepong Bhd	6,744	37,310
Malayan Banking Bhd	75,342	149,903
Malaysia Airports Holdings Bhd	13,600	20,499
Malaysian Pacific Industries Bhd	1,300	12,196
Maxis Bhd	26,600	28,996
MISC Bhd	25,400	41,777
My E.G.Services Bhd	25,200	11,973
Nestle (Malaysia) Bhd	700	22,790
Pentamaster Corp. Bhd	7,300	9,859
Petronas Chemicals Group Bhd	27,700	53,443
Petronas Dagangan Bhd	3,900	18,849
Petronas Gas Bhd	9,200	35,500
PPB Group Bhd	8,400	37,477
Press Metal Bhd	19,300	46,080
Public Bank Bhd	175,900	178,170
QL Resources Bhd	13,450	19,657
RHB Capital Bhd	21,600	27,973
Scientex Bhd	11,000	10,638
Sime Darby Bhd	27,800	16,091
Sime Darby Plantation Bhd	29,700	33,235
Supermax Corp. Bhd	19,700	18,101
Telekom Malaysia Bhd	20,800	30,750
Tenaga Nasional Bhd	38,800	94,696
TIME dotCom Bhd	3,200	11,036
Top Glove Corp. Bhd	56,300	61,371
V.S. Industry Bhd	18,300	12,578
Westports Holdings Bhd	10,900	11,041

TOTAL MALAYSIA		1,584,947

Malta - 0.0%
Kindred Group PLC (depositary receipt)	2,685	47,253
Marshall Islands - 0.0%
Star Bulk Carriers Corp.	692	10,159
Mexico - 0.5%
Alfa SA de CV Series A	16,500	9,526
America Movil S.A.B. de CV Series L	317,200	216,645
Arca Continental S.A.B. de CV	6,400	31,578
CEMEX S.A.B. de CV unit (a)	203,300	143,427
Coca-Cola FEMSA S.A.B. de CV unit	7,515	34,712
Fibra Uno Administracion SA de CV	39,500	46,168
Fomento Economico Mexicano S.A.B. de CV unit	24,900	187,717
Gruma S.A.B. de CV Series B	2,970	35,076
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	4,900	51,221
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,670	47,422
Grupo Aeroportuario Norte S.A.B. de CV (a)	4,800	30,182
Grupo Bimbo S.A.B. de CV Series A	18,500	38,829
Grupo Elektra SA de CV	765	51,436
Grupo Financiero Banorte S.A.B. de CV Series O (a)	32,900	185,317
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	31,600	28,710
Grupo Mexico SA de CV Series B	42,800	225,020
Grupo Televisa SA de CV (a)	33,900	60,338
Industrias Penoles SA de CV (a)	1,795	23,152
Infraestructura Energetica Nova S.A.B. de CV (a)	6,300	24,313
Kimberly-Clark de Mexico SA de CV Series A	20,300	34,692
Orbia Advance Corp. S.A.B. de CV	13,900	37,111
Promotora y Operadora de Infraestructura S.A.B. de CV	3,105	23,753
Wal-Mart de Mexico SA de CV Series V	68,000	214,485

TOTAL MEXICO		1,780,830

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	42,000	59,860
Netherlands - 2.8%
Adyen BV (a)(b)	353	787,686
Airbus Group NV	7,112	806,624
Akzo Nobel NV	2,217	247,716
Argenx SE (a)	594	163,334
ASM International NV (Netherlands)	439	127,674
ASML Holding NV (Netherlands)	4,876	2,991,764
CNH Industrial NV	11,573	179,078
Euronext NV (b)	760	76,559
EXOR NV	1,320	111,361
Ferrari NV	1,489	311,426
Heineken Holding NV	1,175	104,584
Heineken NV (Bearer)	2,749	282,465
IMCD NV	650	90,327
ING Groep NV (Certificaten Van Aandelen)	45,404	554,568
Just Eat Takeaway.com NV (a)(b)	942	86,850
Koninklijke Ahold Delhaize NV	12,818	357,531
Koninklijke DSM NV	2,112	357,394
Koninklijke KPN NV	41,142	139,556
Koninklijke Philips Electronics NV	10,609	604,982
NN Group NV	3,862	188,813
Prosus NV	4,911	546,490
QIAGEN NV (Germany) (a)	2,700	130,673
Randstad NV	1,449	101,921
RHI Magnesita NV	386	22,446
Stellantis NV (Italy)	25,768	455,810
STMicroelectronics NV (Italy)	7,604	290,649
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,612	129,189
Wolters Kluwer NV	3,109	270,236
X5 Retail Group NV GDR (Reg. S)	1,307	42,138
Yandex NV Series A (a)	3,701	237,086

TOTAL NETHERLANDS		10,796,930

New Zealand - 0.2%
Auckland International Airport Ltd.	14,196	77,730
Chorus Ltd.	5,089	25,163
Contact Energy Ltd.	8,993	44,028
Fisher & Paykel Healthcare Corp.	6,716	150,564
Fletcher Building Ltd.	9,560	47,271
Goodman Property Trust	12,105	19,106
Infratil Ltd.	8,416	41,879
Mercury Nz Ltd.	7,471	33,915
Meridian Energy Ltd.	14,496	54,568
Ryman Healthcare Group Ltd.	4,789	51,173
Spark New Zealand Ltd.	21,822	68,277
Summerset Group Holdings Ltd.	2,521	21,374
The a2 Milk Co. Ltd. (a)	8,530	51,352
Xero Ltd. (a)	1,399	134,452

TOTAL NEW ZEALAND		820,852

Norway - 0.5%
Adevinta ASA Class B (a)	3,128	46,043
Aker ASA (A Shares)	330	25,252
Aker BP ASA	1,450	41,161
Borregaard ASA	1,338	29,128
DNB ASA	11,860	252,890
Entra ASA (b)	2,243	49,800
Equinor ASA	14,443	282,506
Gjensidige Forsikring ASA	2,544	59,665
Kahoot! A/S	3,895	43,626
Kongsberg Gruppen ASA	1,094	25,070
Leroy Seafood Group ASA	3,761	32,144
Mowi ASA	6,045	149,974
NEL ASA (a)	10,596	31,206
Nordic VLSI ASA (a)	2,382	42,693
Norsk Hydro ASA	18,303	117,559
Norwegian Finans Holding ASA	2,311	25,939
Orkla ASA	10,849	106,344
Pexip Holding ASA	1,190	13,313
Salmar ASA	730	50,356
Scatec Solar AS (b)	1,588	48,012
Schibsted ASA:
(A Shares)	1,147	48,143
(B Shares)	1,262	45,150
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,534	31,108
Sparebanken Midt-Norge	1,831	22,991
Storebrand ASA (A Shares)	6,274	63,186
Telenor ASA	8,625	151,764
TGS Nopec Geophysical Co. ASA	1,678	26,730
Tomra Systems ASA	1,569	67,928
Yara International ASA	2,301	119,662

TOTAL NORWAY		2,049,343

Pakistan - 0.0%
Habib Bank Ltd.	9,151	6,962
Hub Power Co. Ltd.	7,169	3,809
Lucky Cement Ltd. (a)	1,200	6,425
Pakistan Petroleum Ltd.	6,863	3,925
Pakistan State Oil Co. Ltd.	2,942	4,443
TRG Pakistan Ltd. (a)	5,000	4,918
United Bank Ltd.	3,922	3,055

TOTAL PAKISTAN		33,537

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	21,818	67,945
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	2,571	25,787
Philippines - 0.2%
Ayala Corp.	4,380	66,788
Ayala Land, Inc.	109,300	77,364
Bank of the Philippine Islands (BPI)	29,750	49,961
BDO Unibank, Inc.	27,770	58,367
Globe Telecom, Inc.	355	13,752
International Container Terminal Services, Inc.	13,540	33,759
JG Summit Holdings, Inc.	46,571	57,338
Jollibee Food Corp.	9,200	33,536
Manila Electric Co.	4,130	23,148
Megaworld Corp.	156,000	11,508
Metro Pacific Investments Corp.	157,000	12,099
Metropolitan Bank & Trust Co.	37,726	34,515
Philippine Long Distance Telephone Co.	1,340	33,904
SM Investments Corp.	9,060	179,221
SM Prime Holdings, Inc.	151,600	109,334
Universal Robina Corp.	13,400	36,724

TOTAL PHILIPPINES		831,318

Poland - 0.2%
Allegro.eu SA (a)(b)	2,534	35,632
Bank Polska Kasa Opieki SA (a)	2,111	37,723
CD Projekt RED SA (a)	824	39,865
Cyfrowy Polsat SA	3,058	22,874
Dino Polska SA (a)(b)	570	37,587
Grupa Lotos SA	1,004	11,031
KGHM Polska Miedz SA (Bearer) (a)	1,563	75,225
LPP SA (a)	15	30,840
NG2 SA (a)	384	8,875
Orange Polska SA (a)	6,986	11,641
PGE Polska Grupa Energetyczna SA (a)	9,240	15,895
Polish Oil & Gas Co. SA	19,716	30,004
Polski Koncern Naftowy Orlen SA	3,369	54,100
Powszechna Kasa Oszczednosci Bank SA (a)	10,179	84,303
Powszechny Zaklad Ubezpieczen SA (a)	6,687	57,701
Santander Bank Polska SA (a)	420	23,232

TOTAL POLAND		576,528

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	94,144	12,818
Energias de Portugal SA	32,158	183,656
Galp Energia SGPS SA Class B	5,179	60,036
Jeronimo Martins SGPS SA	2,819	47,439
REN - Redes Energeticas Nacionais SGPS SA	3,775	10,536

TOTAL PORTUGAL		314,485

Qatar - 0.2%
Barwa Real Estate Co.	26,215	23,388
Industries Qatar QSC (a)	23,564	77,323
Masraf al Rayan	53,943	63,545
Mesaieed Petrochemical Holding Co.	51,317	26,210
Ooredoo QSC	8,790	17,065
Qatar Electricity & Water Co.	7,329	34,172
Qatar Fuel Co.	7,653	36,040
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	18,868	16,346
Qatar International Islamic Bank QSC	12,329	29,589
Qatar Islamic Bank	18,108	81,845
Qatar National Bank SAQ (a)	51,734	255,562
The Commercial Bank of Qatar	38,551	51,331

TOTAL QATAR		712,416

Russia - 0.6%
Alrosa Co. Ltd.	29,340	41,036
Gazprom OAO	140,750	425,168
Lukoil PJSC	4,196	339,152
Magnit OJSC	872	61,516
MMC Norilsk Nickel PJSC	701	220,012
Mobile TeleSystems OJSC sponsored ADR	5,226	43,585
NOVATEK OAO	11,314	223,287
Novolipetsk Steel OJSC GDR (Reg. S)	1,339	42,687
Polyus PJSC	364	67,324
Rosneft Oil Co. OJSC GDR (Reg. S)	25,892	195,795
Sberbank of Russia	124,220	476,621
Severstal PAO	2,246	45,716
Surgutneftegas OJSC	118,000	53,920
Tatneft PAO	18,285	144,592

TOTAL RUSSIA		2,380,411

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	648	21,840
Advanced Polypropylene Co.	2,248	43,758
Al Rajhi Bank	26,202	690,280
Alinma Bank	21,086	103,454
Almarai Co. Ltd.	3,000	41,597
Bank Al-Jazira	7,800	32,570
Bank Albilad	4,717	44,273
Banque Saudi Fransi	7,809	69,442
Bupa Arabia for Cooperative Insurance Co. (a)	685	21,845
Dar Al Arkan Real Estate Development Co. (a)	12,067	29,602
Dr Sulaiman Alabama Habib Medical Services Group Co.	927	30,650
Emaar The Economic City (a)	5,439	15,518
Etihad Etisalat Co. (a)	5,908	46,551
Jarir Marketing Co.	952	46,200
Mobile Telecommunications Co. Saudi Arabia (a)	4,984	19,934
Mouwasat Medical Services Co.	520	21,769
National Commercial Bank	15,754	223,059
National Industrialization Co. (a)	6,180	24,982
National Petrochemical Co.	1,415	16,337
Qassim Cement Co.	677	15,362
Riyad Bank	15,509	92,798
Sabic Agriculture-Nutrients Co.	2,322	60,924
Sahara International Petrochemical Co.	7,916	46,648
Samba Financial Group	13,556	139,164
Saudi Airlines Catering Co.	395	8,005
Saudi Arabian Mining Co. (a)	4,650	70,674
Saudi Basic Industries Corp.	10,501	328,725
Saudi Cement Co.	1,705	30,187
Saudi Dairy & Foodstuffs Co.	215	9,494
Saudi Electricity Co.	9,128	57,198
Saudi Ground Services Co. (a)	1,137	9,823
Saudi Industrial Investment Group	4,826	41,822
Saudi Kayan Petrochemical Co. (a)	11,380	48,369
Saudi Telecom Co.	7,010	237,013
Southern Province Cement Co.	887	20,813
The Co. for Cooperative Insurance	868	18,169
The Saudi British Bank	11,451	80,456
The Savola Group	3,732	39,108
United Electronics Co.	508	14,223
Yamama Cement Co.	2,092	18,492
Yanbu Cement Co.	1,382	15,901
Yanbu National Petrochemical Co.	3,182	58,714

TOTAL SAUDI ARABIA		3,005,743

Singapore - 0.6%
Ascendas Real Estate Investment Trust	36,306	82,317
CapitaLand Ltd.	27,820	77,760
CapitaMall Trust	51,656	83,329
City Developments Ltd.	5,300	31,441
ComfortDelgro Corp. Ltd.	22,100	28,093
DBS Group Holdings Ltd.	20,808	445,333
Flex Ltd. (a)(d)	5,849	107,095
Frasers Centrepoint Trust	16,000	29,260
Frasers Logistics & Industrial Trust	31,700	34,170
Genting Singapore Ltd.	65,900	45,070
Keppel Corp. Ltd.	16,500	65,254
Keppel DC (REIT)	14,100	28,301
Mapletree Commercial Trust	25,646	40,417
Mapletree Industrial (REIT)	19,803	40,336
Mapletree Logistics Trust (REIT)	32,987	47,327
Oversea-Chinese Banking Corp. Ltd.	46,821	408,970
Singapore Airlines Ltd. (a)	14,650	60,499
Singapore Exchange Ltd.	9,600	71,151
Singapore Technologies Engineering Ltd.	17,000	49,160
Singapore Telecommunications Ltd.	80,900	146,741
Suntec (REIT)	25,900	30,036
United Overseas Bank Ltd.	17,900	343,709
UOL Group Ltd.	5,500	32,300
Venture Corp. Ltd.	3,000	44,737
Wilmar International Ltd.	33,300	134,170

TOTAL SINGAPORE		2,506,976

South Africa - 0.9%
Absa Group Ltd.	8,519	72,775
Anglo American Platinum Ltd.	678	98,859
AngloGold Ashanti Ltd.	4,855	105,679
Aspen Pharmacare Holdings Ltd. (a)	4,531	44,315
Bidcorp Ltd.	3,932	76,192
Bidvest Group Ltd.	3,941	45,495
Capitec Bank Holdings Ltd. (a)	1,062	102,159
Clicks Group Ltd.	2,879	46,891
Discovery Ltd.	5,107	45,873
Exxaro Resources Ltd.	2,843	33,488
FirstRand Ltd.	62,041	216,975
Foschini Ltd. (a)	3,804	31,646
Gold Fields Ltd.	10,283	96,648
Growthpoint Properties Ltd.	39,784	35,579
Harmony Gold Mining Co. Ltd.	6,344	27,051
Impala Platinum Holdings Ltd.	9,159	169,089
Kumba Iron Ore Ltd.	660	27,209
Mr Price Group Ltd.	3,013	39,522
MTN Group Ltd.	19,952	117,400
MultiChoice Group Ltd.	5,161	45,089
Naspers Ltd. Class N	5,067	1,213,599
Nedbank Group Ltd.	4,472	42,417
Northam Platinum Ltd. (a)	4,019	70,082
Old Mutual Ltd.	13,254	11,341
Old Mutual Ltd.	42,421	35,861
Remgro Ltd.	6,217	43,805
Sanlam Ltd.	21,017	84,766
Sasol Ltd. (a)	6,731	97,259
Shoprite Holdings Ltd.	5,683	60,495
Sibanye Stillwater Ltd.	31,974	142,342
Spar Group Ltd.	2,197	28,265
Standard Bank Group Ltd.	15,111	128,413
Tiger Brands Ltd.	2,167	30,941
Vodacom Group Ltd.	8,392	71,787
Woolworths Holdings Ltd.	12,305	41,225

TOTAL SOUTH AFRICA		3,580,532

Spain - 1.3%
Abertis Infraestructuras SA (a)	363	7,816
ACS Actividades de Construccion y Servicios SA	3,148	104,326
Aena Sme SA (a)(b)	852	138,181
Amadeus IT Holding SA Class A (a)	5,241	373,306
Banco Bilbao Vizcaya Argentaria SA	77,596	404,365
Banco Santander SA (Spain)	201,897	688,632
Bankinter SA	7,481	51,936
CaixaBank SA	50,804	157,736
Cellnex Telecom SA (b)	4,532	260,951
EDP Renovaveis SA	2,843	60,745
Enagas SA	2,857	62,049
Endesa SA	3,679	97,332
Ferrovial SA	5,799	151,175
Grifols SA	3,152	82,540
Grifols SA ADR	3,459	59,806
Grupo Acciona SA	252	42,230
Iberdrola SA	67,899	874,682
Industria de Diseno Textil SA	13,049	431,138
International Consolidated Airlines Group SA CDI (a)	44,866	122,653
Naturgy Energy Group SA	3,952	96,861
Red Electrica Corporacion SA	5,076	89,885
Repsol SA	16,979	210,743
Siemens Gamesa Renewable Energy SA	2,640	102,166
Telefonica SA	61,098	274,689

TOTAL SPAIN		4,945,943

Sweden - 2.1%
AAK AB	2,031	45,976
AddTech AB (B Shares)	3,038	45,222
AF Poyry AB (B Shares)	1,086	32,132
Alfa Laval AB	3,462	104,651
ASSA ABLOY AB (B Shares)	11,542	332,183
Atlas Copco AB:
(A Shares)	7,513	458,047
(B Shares)	4,557	237,152
Avanza Bank Holding AB	1,396	43,382
Axfood AB (d)	1,238	29,598
Beijer Ref AB (B Shares)	940	41,309
Billerud AB	2,175	40,432
Boliden AB	3,192	118,419
Bravida AB (b)	2,413	33,238
Castellum AB	2,868	63,248
Dometic Group AB (b)	3,431	49,755
Electrolux AB (B Shares) (d)	2,891	80,175
Elekta AB (B Shares)	4,266	55,319
Epiroc AB:
(A Shares)	7,451	168,754
(B Shares)	4,350	90,627
EQT AB	2,403	79,105
Ericsson (B Shares)	31,070	411,079
Essity AB (B Shares) (d)	7,098	224,234
Evolution Gaming Group AB (b)	1,876	276,241
Fabege AB	3,166	42,686
Fastighets AB Balder (a)	1,179	58,400
Getinge AB (B Shares)	2,508	69,639
H&M Hennes & Mauritz AB (B Shares)	8,845	199,263
Hexagon AB (B Shares)	3,263	300,989
HEXPOL AB (B Shares)	2,952	33,328
Holmen AB (B Shares)	1,083	47,544
Husqvarna AB (B Shares)	4,762	68,594
ICA Gruppen AB	1,070	52,315
Industrivarden AB:
(A Shares)	1,957	71,975
(C Shares)	1,861	65,290
Indutrade AB	3,104	71,652
Investor AB:
(A Shares)	1,554	123,221
(B Shares)	5,277	420,785
JM AB (B Shares)	615	20,802
Kinnevik AB (B Shares)	2,818	137,005
L E Lundbergforetagen AB	752	41,055
Latour Investment AB (B Shares)	1,487	38,514
Lifco AB	492	45,744
Lundin Petroleum AB	2,256	70,882
Nibe Industrier AB (B Shares)	4,151	128,711
Nolato AB (B Shares)	231	20,578
Nordic Entertainment Group AB (B Shares)	901	40,111
Peab AB	2,314	27,980
PowerCell Sweden AB (a)	475	14,021
Saab AB (B Shares)	959	26,244
Samhallsbyggnadsbolaget I Norden AB (B Shares) (d)	10,062	31,315
Sandvik AB	12,697	346,885
Sectra AB (B Shares)	292	18,356
Securitas AB (B Shares)	3,685	62,658
Sinch AB (a)(b)	518	91,104
Skandinaviska Enskilda Banken AB (A Shares)	18,694	227,857
Skanska AB (B Shares) (d)	4,661	116,879
SKF AB (B Shares)	4,383	124,563
SSAB Svenskt Stal AB (B Shares)	7,223	34,926
Stillfront Group AB (a)	3,772	34,876
Svenska Cellulosa AB SCA (B Shares)	6,999	123,857
Svenska Handelsbanken AB (A Shares)	17,916	194,768
Sweco AB (B Shares)	1,835	29,962
Swedbank AB (A Shares)	10,816	190,598
Swedish Match Co. AB	1,893	147,782
Swedish Orphan Biovitrum AB (a)	2,324	37,161
Tele2 AB (B Shares)	5,886	79,393
Telia Co. AB	28,667	124,175
THQ Nordic AB (a)	2,135	58,720
Thule Group AB (b)	1,094	47,501
Trelleborg AB (B Shares)	2,847	72,369
Volvo AB (B Shares) (d)	18,467	467,096
Wallenstam AB (B Shares)	2,474	33,795
Wihlborgs Fastigheter AB	1,513	28,706

TOTAL SWEDEN		8,022,908

Switzerland - 4.5%
ABB Ltd. (Reg.)	22,196	670,706
Adecco SA (Reg.)	1,888	127,125
Alcon, Inc. (Switzerland)	5,821	407,590
ams AG (a)	3,130	62,391
Baloise Holdings AG	566	96,295
Compagnie Financiere Richemont SA Series A	6,075	583,236
Credit Suisse Group AG	27,067	286,352
CRISPR Therapeutics AG (a)(d)	755	91,997
Geberit AG (Reg.)	430	273,700
Givaudan SA	92	354,509
Julius Baer Group Ltd.	2,598	166,021
Kuehne & Nagel International AG	585	166,931
LafargeHolcim Ltd. (Reg.)	5,946	349,406
Lindt & Spruengli AG	1	91,520
Lindt & Spruengli AG (participation certificate)	12	104,745
Logitech International SA (Reg.)	2,016	211,465
Lonza Group AG	868	485,472
Nestle SA (Reg. S)	33,523	3,737,023
Novartis AG	28,757	2,458,169
Partners Group Holding AG	217	277,119
Roche Holding AG:
(Bearer)	61	20,846
(participation certificate)	8,456	2,739,265
Schindler Holding AG (participation certificate)	473	138,925
SGS SA (Reg.)	60	170,195
Siemens Energy AG (a)	4,659	167,241
Sig Combibloc Group AG	3,769	87,172
Sika AG	1,649	471,068
Sonova Holding AG Class B	630	166,907
Straumann Holding AG	134	167,154
Swatch Group AG (Bearer)	337	96,948
Swiss Life Holding AG	372	182,861
Swiss Prime Site AG	888	81,880
Swiss Re Ltd.	3,285	323,095
Swisscom AG	294	157,708
Temenos Group AG	769	110,694
UBS Group AG	44,899	695,230
VAT Group AG (b)	317	88,813
Zurich Insurance Group Ltd.	1,750	746,918

TOTAL SWITZERLAND		17,614,692

Taiwan - 3.4%
Accton Technology Corp.	6,000	58,483
Acer, Inc.	34,000	37,723
Advanced Ceramic X Corp.	1,000	20,137
Advanced Wireless Semiconductor Co.	2,000	11,065
Advantech Co. Ltd.	5,299	66,271
AP Memory Technology Corp.	1,000	30,915
ASE Technology Holding Co. Ltd.	39,000	149,150
Asia Cement Corp.	28,000	47,140
ASUSTeK Computer, Inc.	8,000	105,227
AU Optronics Corp. (a)	103,000	77,037
Capital Securities Corp.	28,000	15,402
Catcher Technology Co. Ltd.	9,000	67,054
Cathay Financial Holding Co. Ltd.	101,341	171,085
Chang Hwa Commercial Bank	65,841	40,685
Cheng Loong Corp.	11,000	13,487
Cheng Shin Rubber Industry Co. Ltd.	25,000	42,500
Chicony Electronics Co. Ltd.	7,010	25,088
China Airlines Ltd. (a)	34,000	18,249
China Development Finance Holding Corp.	169,000	62,501
China Life Insurance Co. Ltd.	22,383	20,279
China Petrochemical Development Corp.	39,000	15,030
China Steel Corp.	145,000	132,256
Chipbond Technology Corp.	8,000	21,896
Chroma ATE, Inc.	5,000	33,398
Chunghwa Telecom Co. Ltd.	51,000	200,045
Compal Electronics, Inc.	45,000	42,359
Compeq Manufacturing Co. Ltd.	13,000	19,686
CTBC Financial Holding Co. Ltd.	222,000	172,727
Delta Electronics, Inc.	22,000	224,945
E Ink Holdings, Inc.	11,000	21,411
E.SUN Financial Holdings Co. Ltd.	143,342	131,584
ECLAT Textile Co. Ltd.	2,000	33,794
Elan Microelectronics Corp.	3,000	20,748
Elite Material Co. Ltd.	4,000	23,902
eMemory Technology, Inc.	1,000	31,285
ENNOSTAR, Inc. (a)	7,500	21,744
Eternal Materials Co. Ltd.	10,000	12,661
EVA Airways Corp.	32,562	17,995
Evergreen Marine Corp. (Taiwan) (a)	47,675	76,719
Far Eastern Textile Ltd.	44,000	46,831
Far EasTone Telecommunications Co. Ltd.	18,000	40,568
Feng Hsin Iron & Steel Co.	6,000	15,045
Feng Tay Enterprise Co. Ltd.	5,840	40,121
First Financial Holding Co. Ltd.	116,549	91,036
FLEXium Interconnect, Inc.	3,000	13,297
Formosa Chemicals & Fibre Corp.	47,000	145,085
Formosa Petrochemical Corp.	20,000	68,230
Formosa Plastics Corp.	51,000	181,581
Formosa Taffeta Co. Ltd.	11,000	11,925
Foxconn Technology Co. Ltd.	11,000	28,309
Fubon Financial Holding Co. Ltd.	84,000	168,054
Genius Electronic Optical Co. Ltd.	1,000	17,118
Giant Manufacturing Co. Ltd.	4,000	48,478
Giga-Byte Technology Co. Ltd.	5,000	17,629
Global Unichip Corp.	1,000	14,163
GlobalWafers Co. Ltd.	3,000	79,740
Great Wall Enterprise Co. Ltd.	8,150	15,640
HannStar Display Corp. (a)	31,000	16,894
Highwealth Construction Corp.	11,500	17,600
HIWIN Technologies Corp.	3,221	46,024
Hon Hai Precision Industry Co. Ltd. (Foxconn)	144,600	635,946
Hota Industrial Manufacturing Co. Ltd.	3,000	12,320
Hotai Motor Co. Ltd.	4,000	83,015
Hua Nan Financial Holdings Co. Ltd.	107,503	70,527
Innolux Corp.	111,000	83,052
International Games Systems Co. Ltd.	1,000	26,754
Inventec Corp.	34,000	32,314
ITEQ Corp.	2,000	9,623
King Yuan Electronics Co. Ltd.	12,000	17,471
King's Town Bank	10,000	13,856
Kinsus Interconnect Technology Corp.	3,000	11,877
Largan Precision Co. Ltd.	1,000	113,391
Lien Hwa Industrial Corp.	10,814	18,021
Lite-On Technology Corp.	25,000	55,585
Lotes Co. Ltd.	1,000	17,636
Macronix International Co. Ltd.	21,060	33,100
Makalot Industrial Co. Ltd.	2,203	19,114
MediaTek, Inc.	18,000	620,731
Mega Financial Holding Co. Ltd.	127,000	142,437
Merida Industry Co. Ltd.	2,000	24,603
Merry Electronics Co. Ltd.	2,000	9,393
Micro-Star International Co. Ltd.	8,000	49,281
MiTAC Holdings Corp.	9,000	9,160
momo.com, Inc.	1,000	34,969
Nan Ya Plastics Corp.	65,000	183,112
Nan Ya Printed Circuit Board Corp.	2,000	25,074
Nanya Technology Corp.	13,000	42,440
Nien Made Enterprise Co. Ltd.	2,000	28,039
Novatek Microelectronics Corp.	7,000	142,958
Oneness Biotech Co. Ltd. (a)	3,000	27,956
Pegatron Corp.	25,000	65,382
Phison Electronics Corp.	2,000	34,615
PixArt Imaging, Inc.	1,000	7,205
Pou Chen Corp.	29,000	33,744
Powertech Technology, Inc.	8,000	29,770
Poya International Co. Ltd.	1,000	21,024
President Chain Store Corp.	6,000	57,527
Primax Electronics Ltd.	5,000	11,238
Qisda Corp.	21,000	25,394
Quanta Computer, Inc.	32,000	110,653
Radiant Opto-Electronics Corp.	5,000	22,397
Realtek Semiconductor Corp.	5,000	87,510
RichWave Technology Corp.	1,000	22,527
Ruentex Development Co. Ltd.	10,900	19,001
Ruentex Industries Ltd.	4,800	13,484
Shin Kong Financial Holding Co. Ltd.	135,611	43,721
Simplo Technology Co. Ltd.	2,000	26,206
SINBON Electronics Co. Ltd.	2,000	18,634
Sino-American Silicon Products, Inc.	6,000	35,848
Sinopac Holdings Co.	127,680	57,827
Standard Foods Corp.	7,000	14,452
Synnex Technology International Corp.	15,000	28,820
Ta Chen Stainless Pipe Co. Ltd.	16,000	17,678
Taichung Commercial Bank Co. Ltd.	29,435	11,901
Taishin Financial Holdings Co. Ltd.	122,635	57,771
Taiwan Business Bank	63,963	22,406
Taiwan Cement Corp.	55,607	91,563
Taiwan Cooperative Financial Holding Co. Ltd.	107,574	80,059
Taiwan Fertilizer Co. Ltd.	8,000	15,917
Taiwan High Speed Rail Corp.	25,000	27,675
Taiwan Mobile Co. Ltd.	27,000	93,218
Taiwan Semiconductor Manufacturing Co. Ltd.	220,000	4,644,910
Taiwan Surface Mounting Technology Co. Ltd.	3,000	12,394
Taiwan Union Technology Corp.	3,000	12,652
TECO Electric & Machinery Co. Ltd.	14,000	15,951
The Shanghai Commercial & Savings Bank Ltd.	51,000	75,352
Tong Hsing Electronics Industries Ltd.	2,000	14,521
Tripod Technology Corp.	5,000	24,801
Tung Ho Steel Enterprise Corp.	9,000	14,078
TXC Corp.	3,000	10,866
Unified-President Enterprises Corp.	59,000	151,896
Unimicron Technology Corp.	15,000	48,620
United Integrated Services Co.	2,000	17,462
United Microelectronics Corp.	134,000	240,967
United Renewable Energy Co. Ltd. (a)	27,000	14,300
Vanguard International Semiconductor Corp.	10,000	38,238
Voltronic Power Technology Corp.	1,000	39,102
Walsin Lihwa Corp.	25,000	16,737
Walsin Technology Corp.	4,000	35,392
Wan Hai Lines Ltd.	16,000	31,085
Waterland Financial Holdings Co. Ltd.	27,000	16,040
Win Semiconductors Corp.	4,000	55,379
Winbond Electronics Corp.	33,000	34,600
Wistron Corp.	32,058	37,899
Wiwynn Corp.	1,000	29,721
WPG Holding Co. Ltd.	15,920	27,373
XinTec, Inc. (a)	2,000	12,805
Yageo Corp.	5,000	98,106
Yang Ming Marine Transport Corp. (a)	16,000	21,383
Yuanta Financial Holding Co. Ltd.	139,160	110,221
Yuen Foong Yu Paper Manufacturing Co.	15,000	16,602

TOTAL TAIWAN		13,175,406

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	8,700	48,287
Advanced Information Service PCL NVDR	3,300	18,316
Airports of Thailand PCL:
(depositary receipt)	13,300	29,357
(For. Reg.)	38,900	85,864
Asset World Corp. PCL NVDR unit	92,700	15,124
B. Grimm Power PCL:
unit	2,900	4,244
(For. Reg.)	10,500	15,367
Bangkok Bank PCL:
(For. Reg.)	15,600	62,879
NVDR	5,500	22,169
Bangkok Chain Hospital PCL unit	13,700	6,442
Bangkok Commercial Asset Management PCL	12,300	8,538
Bangkok Commercial Asset Management PCL unit	10,400	7,219
Bangkok Dusit Medical Services PCL:
unit	29,500	20,384
(For. Reg.)	83,100	57,420
Bangkok Expressway and Metro PCL	76,600	21,441
Bangkok Expressway and Metro PCL NVDR unit	17,400	4,870
Banpu PCL:
(For. Reg.)	36,500	14,712
NVDR unit	15,400	6,207
BCPG PCL unit	10,600	4,985
Berli Jucker PCL:
unit	4,900	6,152
(For. Reg)	9,200	11,552
BTS Group Holdings PCL:
unit	24,200	7,471
(For. Reg.)	66,844	20,635
Bumrungrad Hospital PCL:
NVDR	1,700	7,396
(For. Reg.)	4,800	20,883
Carabao Group PCL	3,000	12,380
Carabao Group PCL NVDR unit	1,700	7,015
Central Pattana PCL:
unit	9,100	16,957
(For. Reg.)	23,800	44,349
Central Retail Corp. PCL	30,441	36,274
Central Retail Corp. PCL unit	18,500	22,045
Charoen Pokphand Foods PCL:
unit	24,400	23,026
(For. Reg.)	50,300	47,468
Com7 PCL unit	5,900	12,079
CP ALL PCL:
unit	10,600	23,482
(For. Reg.)	55,000	121,841
Delta Electronics PCL:
(For. Reg.)	100	928
NVDR	5,200	48,241
Electricity Generating PCL:
(For. Reg.)	1,500	8,901
NVDR	1,700	10,088
Energy Absolute PCL:
unit	12,300	24,395
(For. Reg.)	16,700	33,122
Global Power Synergy Public Co. Ltd.	6,846	16,863
Global Power Synergy Public Co. Ltd. unit	2,300	5,665
Gulf Energy Development PCL:
unit	12,300	13,181
(For. Reg.)	43,000	46,081
Hana Microelectronics PCL:
(For. Reg.)	4,500	7,953
NVDR	6,800	12,019
Home Product Center PCL:
unit	22,100	10,463
(For. Reg.)	55,600	26,324
Indorama Ventures PCL:
unit	24,100	34,307
(For. Reg.)	18,200	25,909
Intouch Holdings PCL:
(For. Reg.)	18,300	33,954
NVDR	9,100	16,884
IRPC PCL:
(For. Reg.)	74,700	8,889
NVDR	62,900	7,485
JMT Network Services PCL unit	4,700	6,991
Kasikornbank PCL:
NVDR	7,600	35,253
(For. Reg.)	19,700	91,379
KCE Electronics PCL NVDR	8,900	15,944
Kiatnakin Bank PCL:
unit	1,700	3,317
(For. Reg.)	7,200	14,050
Krung Thai Bank PCL:
(For. Reg.)	51,200	19,982
NVDR	19,300	7,532
Krungthai Card PCL:
(For. Reg.)	8,700	21,987
NVDR	3,300	8,340
Land & House PCL:
NVDR	49,900	13,648
(For. Reg.)	50,100	13,703
Minor International PCL:
unit	21,600	22,457
warrants 9/30/21 (a)	520	17
warrants 7/31/23 (a)	826	301
(For. Reg.)	23,475	24,406
MK Restaurants Group PCL unit	4,400	7,812
Muangthai Leasing PCL	7,000	15,843
Muangthai Leasing PCL unit	1,200	2,716
Osotspa PCL	4,400	4,962
Osotspa PCL unit	6,400	7,217
PTT Exploration and Production PCL:
(For. Reg.)	13,700	49,962
NVDR	2,400	8,752
PTT Global Chemical PCL:
(For. Reg.)	20,800	41,753
NVDR	5,800	11,643
PTT PCL:
(For. Reg.)	119,400	156,603
NVDR	47,400	62,169
Ratchaburi Electric Generating Holding PCL:
unit	5,500	9,017
(For. Reg.)	2,900	4,754
Siam Cement PCL:
(For. Reg.)	6,300	80,413
NVDR unit	3,100	39,568
Siam Commercial Bank PCL:
unit	12,200	43,516
(For. Reg.)	21,200	75,617
Siam Global House PCL unit	23,881	15,890
Sri Trang Agro-Industry PCL NVDR	10,500	15,703
Sri Trang Gloves Thailand PCL unit	12,900	16,919
Srisawad Corp. PCL:
unit	4,700	12,818
warrants 8/29/25 (a)	200	124
(For. Reg.)	7,300	19,908
Star Petroleum Refining PCL unit	17,500	5,038
Thai Beverage PCL	100,600	55,340
Thai Oil PCL:
(For. Reg.)	7,600	14,770
NVDR	4,200	8,162
Thai Union Frozen Products PCL:
(For. Reg.)	26,200	12,321
NVDR	7,800	3,668
Thanachart Capital PCL:
(For. Reg.)	10,100	12,278
NVDR	2,300	2,796
TISCO Financial Group PCL	7,100	22,088
TISCO Financial Group PCL NVDR	2,000	6,222
TMB Bank PCL:
unit	167,100	6,575
(For. Reg.)	485,312	19,096
TOA Paint Thailand PCL NVDR unit	6,400	6,500
Total Access Communication PCL:
(For. Reg.)	3,400	3,562
NVDR	5,300	5,553
True Corp. PCL:
unit	40,200	4,372
(For. Reg.)	206,800	22,493
TTW PCL unit	20,900	7,889
VGI PCL	32,300	7,491
VGI PCL unit	19,300	4,476
WHA Corp. PCL	24,300	2,705
WHA Corp. PCL unit	87,500	9,741

TOTAL THAILAND		2,532,604

Turkey - 0.1%
AG Anadolu Grubu Holding A/S	1,848	5,031
Akbank TAS	34,441	19,562
Aksa Akrilik Kimya Sanayii	1,284	2,519
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,901	4,853
Arcelik A/S	3,053	12,371
Aselsan A/S	9,217	16,688
Bera Holding A/S (a)	4,038	11,952
Bim Birlesik Magazalar A/S JSC	5,242	44,819
Coca-Cola Icecek Sanayi A/S	976	8,132
Dogan Sirketler Grubu Holding A/S	16,200	6,337
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	6,557
Enerjisa Enerji A/S (b)	2,078	2,944
Enka Insaat ve Sanayi A/S	19,749	18,942
Eregli Demir ve Celik Fabrikalari T.A.S.	15,343	28,355
Ford Otomotiv Sanayi A/S	824	19,290
Haci Omer Sabanci Holding A/S	14,398	14,996
Hektas Ticaret A/S (a)	1,038	3,816
Is Yatirim Menkul Degerler A/S	1,133	2,154
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	10,399	8,916
Koc Holding A/S	13,995	32,898
KOZA, Inc. (a)	1,854	3,132
Koza Altin Isletmeleri A/S (a)	489	7,047
Logo Yazilim Sanayi Ve Ticar	151	2,844
Migros Turk Ticaret A/S (a)	908	3,849
MLP Saglik Hizmetleri A/S (a)(b)	894	2,235
Nuh Cimento Sanayi A/S	570	4,052
Otokar Otomotiv ve Savunma Sanayi A.S.	73	3,208
Oyak Cimento Fabrikalari A/S (a)	2,064	1,785
Pegasus Hava Tasimaciligi A/S (a)	462	4,034
Petkim Petrokimya Holding A/S	15,404	10,727
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,368	3,851
Sok Marketler Ticaret A/S (a)	3,196	4,544
TAV Havalimanlari Holding A/S	1,937	4,785
Tekfen Holding A/S	1,947	3,494
Tofas Turk Otomobil Fabrikasi A/S	1,212	4,858
Turk Hava Yollari AO (a)	7,019	10,838
Turk Sise ve Cam Fabrikalari A/S	14,118	12,447
Turk Traktor ve Ziraat Makinalari A/S	126	3,154
Turkcell Iletisim Hizmet A/S	11,848	21,480
Turkiye Garanti Bankasi A/S	24,124	19,545
Turkiye Halk Bankasi A/S (a)	7,031	3,678
Turkiye Is Bankasi A/S Series C	18,421	10,753
Turkiye Petrol Rafinerileri A/S (a)	1,459	15,902
Turkiye Sinai Kalkinma Bankasi A/S	11,913	1,948
Turkiye Vakiflar Bankasi TAO (a)	10,836	4,541
Ulker Biskuvi Sanayi A/S (a)	1,756	4,479
Yapi ve Kredi Bankasi A/S	32,571	8,678

TOTAL TURKEY		453,020

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	32,071	54,046
Abu Dhabi National Oil Co. for Distribution PJSC	27,303	33,375
Aldar Properties PJSC	63,166	64,660
Dubai Islamic Bank Pakistan Ltd.	57,934	71,764
Emaar Properties PJSC (a)	58,140	56,032
Emirates NBD Bank PJSC	28,826	90,249
Emirates Telecommunications Corp.	40,520	238,720
First Abu Dhabi Bank PJSC	85,085	338,195

TOTAL UNITED ARAB EMIRATES		947,041

United Kingdom - 7.2%
3i Group PLC	11,314	179,917
Admiral Group PLC	3,002	128,337
Anglo American PLC (United Kingdom)	15,869	621,854
Antofagasta PLC	4,015	93,543
Ashtead Group PLC	5,219	311,324
Associated British Foods PLC (a)	4,148	138,100
AstraZeneca PLC (United Kingdom)	15,289	1,525,974
Atlassian Corp. PLC (a)	1,549	326,467
Auto Trader Group PLC (a)(b)	11,231	85,873
Avast PLC (b)	8,750	55,006
Aveva Group PLC	1,308	61,706
Aviva PLC	45,736	257,800
BAE Systems PLC	37,438	260,721
Barclays PLC	189,972	486,503
Barratt Developments PLC	11,853	122,031
BBA Aviation PLC	8,468	47,198
Bellway PLC	1,416	66,430
Berkeley Group Holdings PLC	1,464	89,591
BHP Group PLC	24,592	708,054
BP PLC	234,792	953,715
British American Tobacco PLC (United Kingdom)	26,603	1,011,193
British Land Co. PLC	11,074	77,066
BT Group PLC (a)	102,201	218,104
Bunzl PLC	3,921	125,570
Burberry Group PLC (a)	4,713	123,352
Centrica PLC	67,946	50,713
Coca-Cola European Partners PLC	2,329	121,481
Compass Group PLC (a)	20,775	419,734
ConvaTec Group PLC (b)	18,746	50,679
Croda International PLC	1,658	145,097
Dechra Pharmaceuticals PLC	1,272	60,148
Derwent London PLC	1,289	57,362
Diageo PLC	27,127	1,114,418
Diploma PLC	1,448	50,864
Direct Line Insurance Group PLC	16,136	69,694
DS Smith PLC	16,036	90,131
Electrocomponents PLC	5,474	74,936
Evraz PLC	6,258	49,866
G4S PLC (United Kingdom)	17,861	60,327
Games Workshop Group PLC	382	52,478
Genus PLC	754	50,497
GlaxoSmithKline PLC	58,395	1,033,756
GW Pharmaceuticals PLC ADR (a)	369	80,036
Halma PLC	4,405	144,167
Hargreaves Lansdown PLC	3,153	67,005
Hikma Pharmaceuticals PLC	1,881	59,020
HomeServe PLC	3,398	56,261
Howden Joinery Group PLC	7,017	70,908
HSBC Holdings PLC (United Kingdom)	240,857	1,403,877
IG Group Holdings PLC	4,303	53,448
IMI PLC	3,287	60,450
Imperial Brands PLC	11,065	227,593
Informa PLC (a)	17,472	134,904
InterContinental Hotel Group PLC (a)	2,183	150,124
Intermediate Capital Group PLC	3,439	87,329
Intertek Group PLC	1,877	144,959
ITV PLC	41,439	68,639
J Sainsbury PLC	19,975	66,779
JD Sports Fashion PLC (a)	5,693	64,718
Johnson Matthey PLC	2,320	96,366
Kingfisher PLC (a)	24,591	107,783
Land Securities Group PLC	8,839	84,092
Legal & General Group PLC	69,499	267,409
Lloyds Banking Group PLC	824,914	483,915
London Stock Exchange Group PLC	3,725	356,109
M&G PLC	30,532	87,298
Meggitt PLC	9,019	59,358
Melrose Industries PLC	56,583	130,191
Mondi PLC	5,664	144,455
National Grid PLC	44,462	527,790
NatWest Group PLC	53,769	145,472
Network International Holdings PLC (a)(b)	3,128	17,836
Next PLC (a)	1,545	167,541
Ocado Group PLC (a)	7,053	197,868
Pearson PLC	8,781	93,632
Pennon Group PLC	4,991	67,086
Persimmon PLC	3,713	150,491
Phoenix Group Holdings PLC	9,550	96,662
Prudential PLC	30,371	646,980
Quilter PLC (b)	20,657	45,522
Reckitt Benckiser Group PLC	8,574	767,462
RELX PLC (London Stock Exchange)	23,057	578,194
Rentokil Initial PLC	21,593	144,197
Rightmove PLC	10,333	82,935
Rio Tinto PLC	12,573	959,171
Rolls-Royce Holdings PLC	97,375	141,356
Rotork PLC	10,026	49,289
Royal Dutch Shell PLC:
Class A (United Kingdom)	47,274	918,958
Class B (United Kingdom)	43,642	803,338
Royal Mail PLC (a)	11,403	79,324
RSA Insurance Group PLC	12,016	112,809
Sage Group PLC	13,031	110,087
Schroders PLC	1,420	68,516
Segro PLC	13,874	179,332
Severn Trent PLC	2,852	90,667
Smith & Nephew PLC	10,328	196,077
Smiths Group PLC	4,622	97,968
Spectris PLC	1,381	63,341
Spirax-Sarco Engineering PLC	858	134,844
SSE PLC	12,224	245,197
St. James's Place Capital PLC	6,247	109,718
Standard Chartered PLC (United Kingdom)	30,914	212,877
Standard Life PLC	25,722	102,800
Tate & Lyle PLC	5,356	56,648
Taylor Wimpey PLC	42,445	105,590
Tesco PLC	90,011	284,185
The Weir Group PLC	3,060	74,963
Travis Perkins PLC (a)	2,908	61,798
Tritax Big Box REIT PLC	19,876	49,185
Unilever PLC	30,601	1,707,530
Unite Group PLC	4,578	67,341
United Utilities Group PLC	8,013	102,393
Vodafone Group PLC	312,055	569,056
Whitbread PLC (a)	2,347	110,851
William Hill PLC	12,443	46,659
WM Morrison Supermarkets PLC	27,593	69,403

TOTAL UNITED KINGDOM		28,095,742

United States of America - 0.2%
Farfetch Ltd. Class A (a)	2,459	130,376
Fiverr International Ltd. (a)(d)	197	42,784
Kolon TissueGene, Inc. unit (a)(c)	120	852
Li Auto, Inc. ADR (a)	1,765	44,125
Millicom International Cellular SA (a)	1,170	44,706
Stratasys Ltd. (a)(d)	758	19,632
Tilray, Inc. Class 2 (a)(d)	1,723	39,164
XP, Inc. Class A (a)	1,680	63,286
Yum China Holdings, Inc.	4,876	288,708

TOTAL UNITED STATES OF AMERICA		673,633

TOTAL COMMON STOCKS
(Cost $286,261,705)		323,651,926

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.3%
Alpargatas SA (PN)	1,900	12,436
Azul SA (a)	3,200	21,518
Banco Bradesco SA (PN)	49,892	237,288
Bradespar SA (PN)	2,500	30,340
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,866	17,725
Companhia Energetica de Minas Gerais (CEMIG) (PN)	11,916	27,585
Companhia Paranaense de Energia-Copel (PN-B)	12,000	15,201
Gerdau SA	12,100	64,964
Itau Unibanco Holding SA	56,700	281,755
Itausa-Investimentos Itau SA (PN)	53,560	98,201
Lojas Americanas SA (PN)	10,678	42,419
Metalurgica Gerdau SA (PN)	7,600	18,107
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	53,200	227,785

TOTAL BRAZIL		1,095,324

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	1,385	74,034
Colombia - 0.0%
Bancolombia SA (PN)	6,415	51,121
Grupo Aval Acciones y Valores SA	47,710	14,906

TOTAL COLOMBIA		66,027

Germany - 0.3%
Henkel AG & Co. KGaA	2,080	233,823
Porsche Automobil Holding SE (Germany)	1,779	188,754
Sartorius AG (non-vtg.)	397	197,957
Volkswagen AG	2,135	597,386

TOTAL GERMANY		1,217,920

Korea (South) - 0.2%
Hyundai Motor Co.	285	25,425
Hyundai Motor Co. Series 2	460	40,196
LG Chemical Ltd.	103	35,369
LG Electronics, Inc.	250	15,754
LG Household & Health Care Ltd.	14	8,517
Samsung Electronics Co. Ltd.	9,424	612,655
Samsung SDI Co. Ltd.	12	4,829

TOTAL KOREA (SOUTH)		742,745

Russia - 0.0%
AK Transneft OAO	18	34,888
Sberbank of Russia	13,220	47,295
Surgutneftegas OJSC	80,100	44,494

TOTAL RUSSIA		126,677

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,936,933)		3,322,727

Money Market Funds - 16.5%
Fidelity Cash Central Fund 0.06% (e)	61,665,531	61,677,864
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	3,064,087	3,064,394
TOTAL MONEY MARKET FUNDS
(Cost $64,742,258)		64,742,258
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $353,940,896)		391,716,911
NET OTHER ASSETS (LIABILITIES) - 0.1%(g)		209,236
NET ASSETS - 100%		$391,926,147

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	375	June 2021	$41,100,000	$(155,461)	$(155,461)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	290	June 2021	19,176,250	147,633	147,633
TME S&P/TSX 60 Index Contracts (Canada)	24	June 2021	4,243,877	(6,001)	(6,001)
TOTAL FUTURES CONTRACTS					$(13,829)

The notional amount of futures purchased as a percentage of Net Assets is 16.5%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,339,878 or 2.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $4,118,730 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,826
Fidelity Securities Lending Cash Central Fund	3,346
Total	$6,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.